UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	    WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
 		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-5690; 811-6618;
811-3169

FIRST INVESTORS SERIES FUND
FIRST INVESTORS SERIES FUND II, INC.
FIRST INVESTORS GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)
--------

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2003

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2003

Item 1.  Reports to Stockholders - Filed herewith

Portfolio Managers' Letter
FIRST INVESTORS TOTAL RETURN FUND

Dear Investor:

This is the annual report for the First Investors Total Return Fund for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 15.6% for Class A shares and 14.7% for Class B shares, including dividends of 21 cents per share on Class A shares and 13 cents per share on Class B shares.

The primary drivers of the Fund's performance were the improving economy, the general rise of equities and the Fund's asset allocation decisions. Given the equity market's positive performance, the Fund benefited from its average equity allocation of 62.4% over the reporting period. In addition to the equity holdings, the average allocation over the reporting period was 33.7% bonds and 3.9% cash equivalents.

In the equity portion of the portfolio, the Fund's performance was attributable to its investments in two key sectors, technology and financials. The top contributing sector was technology, as investors bid up prices in anticipation of a cyclical upturn. Smaller overall contributions came from the consumer discretionary, industrials, health care, materials and energy sectors. Investments in convertible preferred stocks and exchange traded funds also aided the Fund's performance. In addition, the Fund benefited by allocating part of its equity investments to mid- and small-cap stocks, as they outperformed their larger counterparts.

During the reporting period, the fixed income portfolio had approximately 60% of its assets in investment grade corporate bonds, 30% in mortgage-backed bonds, and the balance in municipal securities. Corporate bonds were the best performing area of the fixed income sector, although the Fund's returns in this sector were diminished by holdings in the airline industry. The Fund's mortgage-backed holdings generally benefited from relatively low coupons, which reduced their exposure to record prepayments during much of the reporting period. Among the municipal bond holdings, returns were hurt by long durations, as well as one holding in the tobacco sector.



Portfolio Managers' Letter (continued)
FIRST INVESTORS TOTAL RETURN FUND

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
and Co-Portfolio Manager

/S/ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
and Co-Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS TOTAL RETURN FUND

Comparison of change in value of $10,000 investment in the First Investors Total Return Fund (Class A shares), the Lehman Brothers U.S. Government Bond/Credit Index and the Standard & Poor's 500 Index.

TOTAL RETURN
GRAPH PLOTS
As of September 30, 2003

                              TOTAL            LEHMAN GOV.      S&P
                             RETURN           BOND/CREDIT       500

DEC 93                      $ 9,425             $10,000       $10,000
DEC 94                        9,095               9,649        10,132
DEC 95                       11,535              11,505        13,940
DEC 96                       12,760              11,839        17,140
DEC 97                       15,067              12,995        22,859
SEP 98                       15,536              14,207        24,238
SEP 99                       17,562              13,977        30,976
SEP 00                       20,885              14,919        35,091
SEP 01                       17,257              16,884        25,750
SEP 02                       15,296              18,429        20,474
SEP 03                       17,679              19,628        25,469

(INSET BOX IN CHART READS:)
                              Average Annual Total Returns*
Class A Shares              N.A.V. Only  S.E.C. Standardized
  One Year                    15.58%          8.90%
  Five Years                   2.29%          1.09%
  Ten Years                    6.50%          5.87%
Class B Shares
  One Year                    14.71%         10.71%
  Five Years                   1.57%          1.19%
  Since Inception
  (1/12/95)                    7.00%          7.00%

  The graph compares a $10,000 investment in the First Investors Total Return Fund (Class A shares) beginning 12/31/93 with theoretical investments in the Lehman Brothers U.S. Government Bond/Credit Index and the Standard & Poor's 500 Index. The Lehman Brothers U.S. Government Bond/Credit Index combines the Lehman Brothers U.S. Government Bond Index with the Lehman Brothers U.S. Credit Index. The U.S. Government Bond Index is made up of the Treasury Bond Index (all public obligations of the U.S. Treasury) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. Government). The U.S. Credit Index includes all publicly issued, fixed-rate, nonconvertible investment grade dollar-denominated, S.E.C.- registered corporate debt. All issues in each Index have at least one year to maturity and an outstanding par value of at least $150 million. The Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 8.65%, .79% and 5.56%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 10.46%, .88% and 6.72%, respectively. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers U.S. Government Bond/Credit Index figures are from Lehman Brothers, Inc., Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--60.9%
              Consumer Discretionary--9.8%
    21,600  * Abercrombie & Fitch Company - Class "A"                                             $598,536         $29
     8,200  * Best Buy Company, Inc.                                                               389,664          19
    18,200  * Brinker International, Inc.                                                          607,152          30
    13,800    Clear Channel Communications, Inc.                                                   528,540          26
    41,100  * Comcast Corporation - Special Class "A"                                            1,214,094          59
    22,100    Eastman Kodak Company                                                                462,774          23
    35,400  * Fox Entertainment Group, Inc. - Class "A"                                            990,846          48
    47,400  * GameStop Corporation - Class "A"                                                     753,660          37
    13,800    Genuine Parts Company                                                                441,324          22
    19,000    GTECH Holdings Corporation                                                           814,150          40
    20,400    Harley-Davidson, Inc.                                                                983,280          48
    29,800    Hasbro, Inc.                                                                         556,664          27
    47,600  * Hollywood Entertainment Corporation                                                  809,200          39
    17,700    Home Depot, Inc.                                                                     563,745          27
    75,900    J.C. Penney Company, Inc. (Holding Company)                                        1,621,983          79
    29,600    Landry's Restaurants, Inc.                                                           609,760          30
    19,000  * Lear Corporation                                                                   1,000,160          49
    43,500    Leggett & Platt, Inc.                                                                940,905          46
       300    Lifetime Hoan Corporation                                                              3,138          --
    24,800    Mattel, Inc.                                                                         470,208          23
    81,200    McDonald's Corporation                                                             1,911,448          93
    19,000    Newell Rubbermaid, Inc.                                                              411,730          20
    34,600  * Office Depot, Inc.                                                                   486,130          24
    57,100    Pier 1 Imports, Inc.                                                               1,098,604          53
    34,000    Polo Ralph Lauren Corporation - Class "A"                                            911,880          44
    20,900    Reader's Digest Association, Inc.                                                    292,391          14
    18,200  * Scholastic Corporation                                                               523,978          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,995,944         975
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--5.4%
    27,000    Altria Group, Inc.                                                                 1,182,600          58
    22,100    Anheuser-Busch Companies, Inc.                                                     1,090,414          53
    20,300    Bunge, Ltd.                                                                          558,250          27
    54,400    Coca-Cola Enterprises, Inc.                                                        1,036,864          51
    16,300  * Costco Wholesale Corporation                                                         506,604          25
    27,200    CVS Corporation                                                                      844,832          41
    29,900    Hormel Foods Corporation                                                             687,102          33
    17,000    Kimberly-Clark Corporation                                                           872,440          43
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
    27,700    Pepsi Bottling Group, Inc.                                                          $570,066         $28
    13,700    PepsiCo, Inc.                                                                        627,871          31
    17,900    Procter & Gamble Company                                                           1,661,478          81
    16,100  * Smithfield Foods, Inc.                                                               309,120          15
    20,000    Wal-Mart Stores, Inc.                                                              1,117,000          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,064,641         540
----------------------------------------------------------------------------------------------------------------------
              Energy--4.1%
    23,800    Anadarko Petroleum Corporation                                                       993,888          48
    15,000    ConocoPhillips                                                                       821,250          40
       264    Cross Timbers Royalty Trust                                                            5,544          --
    16,000    Diamond Offshore Drilling, Inc.                                                      305,600          15
    25,300    EOG Resources, Inc.                                                                1,056,022          52
    51,600    ExxonMobil Corporation                                                             1,888,560          92
    22,300  * Noble Corporation                                                                    757,977          37
    48,000    Suncor Energy, Inc.                                                                  890,400          43
    42,100  * Transocean, Inc.                                                                     842,000          41
    35,700    XTO Energy, Inc.                                                                     749,343          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,310,584         405
----------------------------------------------------------------------------------------------------------------------
              Financials--12.1%
    27,700    ACE, Ltd.                                                                            916,316          45
    19,000    American Express Company                                                             856,140          42
    19,100    American International Group, Inc.                                                 1,102,070          53
    35,400    AmSouth Bancorporation                                                               751,188          37
    16,300    Bank of America Corporation                                                        1,272,052          62
    23,200    Bear Stearns Companies, Inc.                                                       1,735,360          85
    41,000    Citigroup, Inc.                                                                    1,865,910          91
    16,800    Endurance Specialty Holdings, Ltd.                                                   490,560          24
    12,200    Equity Office Properties Trust                                                       335,866          16
    13,600    Fannie Mae                                                                           954,720          46
    31,300    FleetBoston Financial Corporation                                                    943,695          46
     6,800    Lehman Brothers Holdings, Inc.                                                       469,744          23
    40,800    Lincoln National Corporation                                                       1,443,504          70
    20,400    Marsh & McLennan Companies, Inc.                                                     971,244          47
    46,500    MBNA Corporation                                                                   1,060,200          52
     9,500    Merrill Lynch & Company, Inc.                                                        508,535          25
     8,400    Morgan Stanley                                                                       423,864          21
    21,400    Old Republic International Corporation                                               708,126          35
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
     5,000    PartnerRe, Ltd.                                                                     $253,350         $12
    24,700    Plum Creek Timber Company, Inc. (REIT)                                               628,368          31
    19,000    Scottish Re Group, Ltd.                                                              458,850          22
    20,400    SouthTrust Corporation                                                               599,556          29
    18,700    St. Paul Companies, Inc.                                                             692,461          34
    54,700    U.S. Bancorp                                                                       1,312,253          64
    38,700    Wachovia Corporation                                                               1,594,053          78
    38,500    Washington Mutual, Inc.                                                            1,515,745          74
    19,200    Wells Fargo & Company                                                                988,800          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                24,852,530       1,212
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.9%
    31,300    Abbott Laboratories                                                                1,331,815          65
    16,300  * Accredo Health, Inc.                                                                 456,237          22
    19,000    AmerisourceBergen Corporation                                                      1,026,950          50
    12,700  * Amgen, Inc.                                                                          820,039          40
    15,700  * Barr Laboratories, Inc.                                                            1,070,897          52
    15,000  * Boston Scientific Corporation                                                        957,000          47
     8,200    Eli Lilly & Company                                                                  487,080          24
    11,000  * Enzon Pharmaceuticals, Inc.                                                          128,040           6
     2,700  * Genetech, Inc.                                                                       216,378          10
    44,000    Health Management Associates, Inc. - Class "A"                                       959,640          47
     6,900  * Henry Schein, Inc.                                                                   391,230          19
    25,100    Johnson & Johnson                                                                  1,242,952          61
    14,400  * Laboratory Corporation of America Holdings                                           413,280          20
    25,400    McKesson Corporation                                                                 845,566          41
    13,800    Medtronic, Inc.                                                                      647,496          32
    16,500    Merck & Company, Inc.                                                                835,230          41
    92,480    Pfizer, Inc.                                                                       2,809,542         137
    33,100    Wyeth                                                                              1,525,910          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,165,282         788
----------------------------------------------------------------------------------------------------------------------
              Industrials--6.7%
    16,800    3M Company                                                                         1,160,376          57
    13,900    Alexander & Baldwin, Inc.                                                            390,312          19
     8,200    Caterpillar, Inc.                                                                    564,488          27
    27,200  * Cendant Corporation                                                                  508,368          25
    16,200    Chicago Bridge & Iron Company NV - NY Shares                                         439,992          21
     6,900    Eaton Corporation                                                                    611,478          30
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    16,000    EDO Corporation                                                                     $324,000         $16
    16,250    Engineered Support Systems, Inc.                                                     983,125          48
    19,300    Harsco Corporation                                                                   742,471          36
    24,500    Honeywell International, Inc.                                                        645,575          31
    16,600    Lockheed Martin Corporation                                                          766,090          37
    57,900    Masco Corporation                                                                  1,417,392          69
    15,600    Northrop Grumman Corporation                                                       1,345,032          66
    27,000    Pall Corporation                                                                     605,880          30
    30,800    Pitney Bowes, Inc.                                                                 1,180,256          58
    24,500    Rockwell Automation, Inc.                                                            643,125          31
     9,400    Textron, Inc.                                                                        370,830          18
    14,100    United Technologies Corporation                                                    1,089,648          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,788,438         672
----------------------------------------------------------------------------------------------------------------------
              Information Technology--10.3%
    12,100  * AMIS Holdings, Inc.                                                                  223,366          11
     4,100  * Analog Devices, Inc.                                                                 155,882           8
    13,600  * Applied Materials, Inc.                                                              246,704          12
    34,000    Autodesk, Inc.                                                                       578,680          28
    54,400  * Cisco Systems, Inc.                                                                1,062,976          52
    55,000  * Concord EFS, Inc.                                                                    751,850          37
    23,100  * Electronics for Imaging, Inc.                                                        538,692          26
   105,600  * EMC Corporation                                                                    1,333,728          65
   168,600  * Entrust, Inc.                                                                        827,826          40
    24,500    First Data Corporation                                                               979,020          48
    62,600    Hewlett-Packard Company                                                            1,211,936          59
    55,300    Intel Corporation                                                                  1,521,303          74
    21,800  * Intersil Corporation - Class "A"                                                     518,840          25
    27,600  * ManTech International Corporation - Class "A"                                        686,688          34
    94,700    Microsoft Corporation                                                              2,631,713         128
    46,200  * Network Associates, Inc.                                                             635,712          31
    74,800    Nokia Corporation - Class "A" (ADR)                                                1,166,880          57
   155,000  * Nortel Networks Corporation                                                          635,500          31
    32,600    QUALCOMM, Inc.                                                                     1,357,464          66
   113,800  * Sun Microsystems, Inc.                                                               376,678          18
    43,604    Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                   472,231          23
    22,000  * Tech Data Corporation                                                                678,700          33
    13,600    Texas Instruments, Inc.                                                              310,080          15
    43,000  * Thermo Electron Corporation                                                          933,100          46
    27,200  * Titan Corporation                                                                    566,848          28
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    33,800  * Western Digital Corporation                                                         $435,682         $21
     9,500  * Xilinx, Inc.                                                                         270,845          13
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,108,924       1,029
----------------------------------------------------------------------------------------------------------------------
              Materials--2.1%
    18,000    Dow Chemical Company                                                                 585,720          29
    37,200    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                   1,231,320          60
    12,200    PPG Industries, Inc.                                                                 637,084          31
     8,200    Praxair, Inc.                                                                        507,990          25
    42,700    RPM International, Inc.                                                              557,662          27
    14,500    Weyerhaeuser Company                                                                 847,525          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,367,301         213
----------------------------------------------------------------------------------------------------------------------
              Other--1.1%
    24,500  * Nasdaq--100 Index Tracking Stock                                                     794,290          39
    15,100    SPDR Trust - Series "1"                                                            1,508,792          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,303,082         112
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.7%
    38,300    SBC Communications, Inc.                                                             852,175          41
    20,600    Verizon Communications, Inc.                                                         668,264          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,520,439          74
----------------------------------------------------------------------------------------------------------------------
              Utilities--.7%
    20,400    Consolidated Edison, Inc.                                                            831,505          40
    10,800    Dominion Resources, Inc.                                                             668,520          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,500,025          73
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $107,450,107)                                               124,977,190       6,093
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--20.0%
              Aerospace/Defense--.7%
      $500M   Boeing Capital Corp., 4.75%, 2008                                                    520,323          25
       350M   Honeywell International, Inc., 7.5%, 2010                                            421,467          21
       500M   Precision Castparts Corp., 8.75%, 2005                                               535,158          26
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,476,948          72
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Automotive--.4%
      $700M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                         $816,797         $40
----------------------------------------------------------------------------------------------------------------------
              Energy--.3%
       600M   Texaco Capital, Inc., 8.25%, 2006                                                    707,722          34
----------------------------------------------------------------------------------------------------------------------
              Financial--2.6%
       750M   CIT Group Holdings, Inc., 7.75%, 2012                                                891,580          43
       750M   First Union National Bank, 7.8%, 2010                                                918,210          45
       350M   General Electric Capital Corp., 8.5%, 2008                                           427,690          21
              General Motors Acceptance Corp.:
       500M     4.5%, 2006                                                                         510,976          25
       650M     7.75%, 2010                                                                        716,227          35
              Household Finance Corp.:
       750M     6.5%, 2008                                                                         852,345          41
       170M     7.75%, 2022                                                                        181,077           9
       885M   SLM Corp., 5%, 2015                                                                  900,725          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,398,830         263
----------------------------------------------------------------------------------------------------------------------
              Financial Services--3.1%
       500M   Bank of America Corp., 6.5%, 2011                                                    550,063          27
       750M   Bank One Corp., 7.6%, 2007                                                           862,876          42
       500M   Bank United Corp., 8%, 2009                                                          598,124          29
     1,000M   Lincoln National Corp., 6.5%, 2008                                                 1,121,427          55
       725M   Manufacturers & Traders Trust Co., 8%, 2010                                          887,146          43
       853M   National City Bank of Kentucky, 6.3%, 2011                                           960,063          47
       400M   PNC Funding Corp., 6.125%, 2009                                                      451,990          22
       737M   Washington Mutual, Inc., 8.25%, 2010                                                 898,536          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,330,225         309
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--.3%
       530M   Coca-Cola Enterprises, Inc., 7.125%, 2009                                            627,834          31
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--1.4%
       600M   Delhaize America, Inc., 8.125%, 2011                                                 663,000          32
     1,000M   Kroger Co., 7.8%, 2007                                                             1,165,753          57
       996M   Safeway, Inc., 7%, 2007                                                            1,126,803          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,955,556         144
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--.4%
      $750M   International Paper Co., 6.75%, 2011                                                $847,407         $41
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.4%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         847,500          41
----------------------------------------------------------------------------------------------------------------------
              Health Care--.5%
       800M   Wyeth, 6.7%, 2011                                                                    915,537          45
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.3%
       500M   International Business Machines Corp., 5.4%, 2009                                    546,797          27
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--.4%
       700M   Newell Rubbermaid, Inc., 6.75%, 2012                                                 794,707          39
----------------------------------------------------------------------------------------------------------------------
              Media - Broadcasting--.7%
       705M   Comcast Cable Communications, Inc., 8.375%, 2007                                     826,028          40
       500M   Cox Enterprises, Inc., 8%, 2007 +                                                    576,700          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,402,728          68
----------------------------------------------------------------------------------------------------------------------
              Media - Diversified--.9%
       750M   AOL Time Warner, Inc., 6.75%, 2011                                                   839,015          41
       705M   Viacom, Inc., 8.625%, 2012                                                           896,243          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,735,258          85
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.3%
       500M   Thiokol Corp., 6.625%, 2008                                                          556,311          27
----------------------------------------------------------------------------------------------------------------------
              Real Estate--2.3%
       910M   AvalonBay Communities, Inc., 6.875%, 2007 (REIT)                                   1,032,754          50
       750M   Boston Properties, Inc., 5%, 2015 (REIT)                                             724,318          35
       700M   EOP Operating LP, 8.1%, 2010 (REIT)                                                  841,515          41
       700M   Mack-Cali Realty LP, 7.75%, 2011 (REIT)                                              827,970          41
       350M   Simon Property Group, Inc., 7.875%, 2016 (REIT) +                                    423,514          21
       800M   Simon Property Group, LP, 7.375%, 2018 (REIT)                                        944,508          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,794,579         234
----------------------------------------------------------------------------------------------------------------------
              Retail - General Merchandise--.7%
       500M   Federated Department Stores, Inc., 7.45%, 2017                                       603,319          29
       600M   Target Corp., 7.5%, 2010                                                             726,572          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,329,891          65
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Services--.4%
      $750M   ERAC USA Finance Enterprise Co., 7.35%, 2008 +                                      $868,943         $42
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.3%
       500M   Ameritech Capital Funding, 6.45%, 2018                                               566,216          28
       100M   SBC Communications, Inc., 6.25%, 2011                                                111,910           5
----------------------------------------------------------------------------------------------------------------------
                                                                                                   678,126          33
----------------------------------------------------------------------------------------------------------------------
              Transportation--1.4%
              Burlington Northern Santa Fe Corp.:
     1,000M     7.875%, 2007                                                                     1,177,639          57
       250M     6.75%, 2011                                                                        289,685          14
       400M   Canadian National Railway Co., 6.45%, 2006                                           441,117          22
              Union Pacific Corp.:
       200M     7.25%, 2008                                                                        232,869          11
       600M     7.375%, 2009                                                                       708,245          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,849,555         139
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.2%
       750M   Consumers Energy Co., 6.375%, 2008                                                   823,372          40
       800M   DPL, Inc., 6.875%, 2011                                                              826,280          40
       750M   Duke Capital Corp., 8%, 2019                                                         842,053          41
       750M   NiSource Finance Corp., 7.875%, 2010                                                 895,397          44
       900M   PP&L Capital Funding, Inc., 8.375%, 2007                                           1,051,142          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,438,244         216
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $37,746,022)                                               40,919,495       1,995
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--10.7%
              Fannie Mae--4.1%
     3,432M   5.5%, 5/1/2033                                                                     3,503,930         171
     4,483M   7%, 3/1/2032-8/1/2032                                                              4,789,829         234
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,293,759         405
----------------------------------------------------------------------------------------------------------------------
              Freddie Mac--2.4%
     3,717M   5.5%, 3/1/2033-7/1/2033                                                            3,793,945         184
     1,086M   6%, 9/1/2032                                                                       1,122,121          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,916,066         239
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS TOTAL RETURN FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
  Principal                                                                                                   For Each
     Amount                                                                                                 $10,000 of
  or Shares   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association--4.2%
    $6,540M   5.5%, 3/15/2033-8/15/2033                                                         $6,721,211        $327
       656M   6.5%, 7/15/2028                                                                      689,915          34
     1,192M   7%, 10/15/2031-8/15/2032                                                           1,267,603          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,678,729         423
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $21,573,778)                                  21,888,554       1,067
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--2.5%
     2,000M   Golden State Tobacco Securitization Corp.,
                CA Rev. Bonds, 5.5%, 2043                                                        1,930,000          94
     2,000M   Illinois State General Obligation Bonds, 5.1%, 2033                                1,862,500          91
     1,500M   Tobacco Settlement Financing Corp.,
                NJ Rev. Bonds, 6.75%, 2039                                                       1,351,875          66
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $5,345,789)                                                 5,144,375         251
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--1.6%
              Financials--1.0%
              Chubb Corporation:
    23,800      7%, 2005 - Series "A"                                                              658,070          32
     7,900      7%, 2006 - Series "B"                                                              219,225          11
    22,100    Hartford Financial Services Group, Inc.,
                6%, 2006 - Class "A"                                                             1,195,831          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,073,126         101
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.6%
    24,500    ALLTEL Corporation, 7.75%, 2005                                                    1,197,805          58
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $2,973,216)                                    3,270,931         159
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--.5%
              Transportation
      $760M   Continental Airlines, Inc., 8.388%, 2020                                             564,315          28
       658M   NWA Trust, 10.23%, 2012                                                              523,085          25
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $1,467,746)                                       1,087,400          53
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--2.6%
              ChevronTexaco Corp.:
    $3,600M     1.02%, 10/6/03                                                                  $3,599,490        $175
     1,000M     1.01%, 10/7/03                                                                     999,832          49
       800M   General Electric Capital Corp., 1.02%, 10/2/03                                       799,977          39
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $5,399,299)                                      5,399,299         263
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $181,955,957)                                        98.8%    202,687,244       9,881
Other Assets, Less Liabilities                                                         1.2       2,446,329         119
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $205,133,573     $10,000
======================================================================================================================

* Non-income producing

+ See Note 6

See notes to financial statements




Portfolio Manager's Letter
FIRST INVESTORS VALUE FUND

Dear Investor:

This is the annual report for the First Investors Value Fund for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 19.0% for Class A shares and 18.3% for Class B shares, including dividends of 8 cents per share on Class A shares and 4 cents per share on Class B shares.

The Fund's performance was driven by the improving economy, the rise in the equity market and sector allocation. The Regional Bell Operating Companies (RBOCs) were the leading performers in the Fund as they rebounded from extremely depressed levels. McDonald's, the Fund's largest holding, also aided performance. In addition, the Fund's holdings in financial companies that do business in the capital markets and investment management industry performed well.

The Fund underperformed relative to the S&P 500 Index for three primary reasons. First, the Fund was overweight in utilities, as the result of its transition from a utilities fund to a value fund on December 31, 2002. Although the utilities sector posted solid results, it did not perform as well as the overall S&P 500. In addition, the transition to a value fund resulted in the sale of some utilities stocks when prices were depressed. Second, the Fund's strategy of investing in undervalued stocks caused it to be underweight the speculative and momentum-driven technology sector, which was the top performing segment of the S&P 500. Finally, the transition to a value fund resulted in an above normal cash position, which held back results.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MATTHEW S. WRIGHT

Matthew S. Wright
Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS VALUE FUND

Comparison of change in value of $10,000 investment in the First Investors Value Fund (Class A shares), the Standard & Poor's 500 Index and the Standard & Poor's 500 Utilities Index.+

VALUE CLASS A
GRAPH PLOTS
As of September 30, 2003

                     VALUE               S & P      S & P 500
                     FUND                 500       UTILITIES
OCT 93             $ 9,425             $10,000       $10,000
OCT 94               8,375              10,387         8,306
OCT 95              10,163              13,134        10,783
OCT 96              11,428              16,298        11,877
OCT 97              12,898              21,532        13,055
SEP 98              14,967              24,292        16,841
SEP 99              16,761              31,045        16,631
SEP 00              19,708              35,169        24,046
SEP 01              14,747              25,807        18,071
SEP 02              10,890              20,519        15,736
SEP 03              12,964              25,526        19,302

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares      N.A.V. Only     S.E.C. Standardized
  One Year            19.04%              12.20%
  Five Years          (2.83%)             (3.97%)
  Ten Years            3.28%               2.66%
Class B Shares
  One Year            18.26%              14.26%
  Five Years          (3.52%)             (3.91%)
  Since Inception
  (1/12/95)            4.39%               4.39%

  The graph compares a $10,000 investment in the First Investors Value Fund (Class A shares) beginning 10/31/93 with theoretical investments in the Standard & Poor's 500 Index and the Standard & Poor's 500 Utilities Index (the "Indices"). The Standard & Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. The Standard & Poor's 500 Utilities Index is a capitalization-weighted index of 36 stocks designed to measure the performance of the utility sector of the Standard & Poor's 500 Index. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for Ten Years would have been 2.42%. The Class B "S.E.C. Standardized" Average Annual Total Return Since Inception would have been 4.22%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index and Standard & Poor's 500 Utilities Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.

+ Prior to 12/31/02, the Fund invested primarily in securities issued by companies in the utilities industry. Accordingly after this fiscal year-end, we will not show a comparison to the Standard & Poor's 500 Utilities Index.



Portfolio of Investments
FIRST INVESTORS VALUE FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--88.9%
              Consumer Discretionary--13.3%
    45,800    Genuine Parts Company                                                             $1,464,684        $101
    33,600    Home Depot, Inc.                                                                   1,070,160          74
    82,300    J.C. Penney Company, Inc. (Holding Company)                                        1,758,751         122
    11,800    Jones Apparel Group, Inc.                                                            353,174          24
    36,100    Lee Enterprises, Inc.                                                              1,395,987          97
    50,100    Leggett & Platt, Inc.                                                              1,083,663          75
    16,100    Liberty Corporation                                                                  675,395          47
    96,600    Limited Brands                                                                     1,456,728         101
    21,100    Magna International, Inc. - Class "A"                                              1,522,365         105
    60,100    May Department Stores Company                                                      1,480,263         102
   100,600    McDonald's Corporation                                                             2,368,124         164
    82,100    Natuzzi SpA (ADR)                                                                    837,420          58
    14,800    OshKosh B'Gosh, Inc. - Class "A"                                                     380,656          26
   143,400    Pearson PLC (ADR)                                                                  1,372,338          95
    21,800    Tupperware Corporation                                                               291,684          20
    86,400    Walt Disney Company                                                                1,742,688         120
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,254,080       1,331
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.2%
    18,600    Brown-Forman Corporation - Class "B"                                               1,471,632         102
    30,600    Coca-Cola Company                                                                  1,314,576          91
    65,800    ConAgra Foods, Inc.                                                                1,397,592          96
    15,541  * Del Monte Foods Company                                                              135,362           9
    40,700    Diageo PLC (ADR)                                                                   1,796,905         124
    39,200    H.J. Heinz Company                                                                 1,343,776          93
    32,100    Kimberly-Clark Corporation                                                         1,647,372         114
    36,400    Lance, Inc.                                                                          361,816          25
    71,900    Ruddick Corporation                                                                1,117,326          77
    38,500    Sara Lee Corporation                                                                 706,860          49
    58,200    Tasty Baking Company                                                                 578,508          40
    41,400    UST, Inc.                                                                          1,456,452         101
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,328,177         921
----------------------------------------------------------------------------------------------------------------------
              Energy--9.6%
    16,300    Anadarko Petroleum Corporation                                                       680,688          47
    38,500    BP PLC (ADR)                                                                       1,620,850         112
    18,200    ChevronTexaco Corporation                                                          1,300,390          90
    27,600    ConocoPhillips                                                                     1,511,100         104
    69,400    Diamond Offshore Drilling, Inc.                                                    1,325,540          92
----------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
                                                                                                             $10,000 of
    Shares    Security                                                                               Value   Net Assets
-----------------------------------------------------------------------------------------------------------------------
              Energy (continued)
    15,800    EOG Resources, Inc.                                                                 $659,492         $45
    16,100    Kerr-McGee Corporation                                                               718,704          50
    56,200    Marathon Oil Corporation                                                           1,601,700         111
    34,900    Royal Dutch Petroleum Company - NY Shares (ADR)                                    1,542,580         107
    52,600    Tidewater, Inc.                                                                    1,488,580         103
    46,900    Unocal Corporation                                                                 1,478,288         102
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,927,912         963
----------------------------------------------------------------------------------------------------------------------
              Financials--20.7%
    29,000    A.G. Edwards, Inc.                                                                 1,113,890          77
    11,100    ACE, Ltd.                                                                            367,188          25
    46,600    Allstate Corporation                                                               1,702,298         118
    62,400    AmSouth Bancorporation                                                             1,324,128          92
    18,300    Amvescap PLC (ADR)                                                                   277,977          19
    52,400    Banknorth Group, Inc.                                                              1,478,728         102
    60,400    Brascan Corporation - Class "A"                                                    1,522,684         105
    35,100    Cincinnati Financial Corporation                                                   1,402,596          97
    23,000    Comerica, Inc.                                                                     1,071,800          74
    34,200    Erie Indemnity Company - Class "A"                                                 1,330,380          92
    30,300    FBL Financial Group, Inc. - Class "A"                                                746,592          52
    45,800    FleetBoston Financial Corporation                                                  1,380,870          96
    30,600    Jefferson-Pilot Corporation                                                        1,358,028          94
    51,400    KeyCorp                                                                            1,314,298          91
    38,500    Koger Equity, Inc.                                                                   723,800          50
    39,400    Lincoln National Corporation                                                       1,393,972          96
    31,900    Morgan Stanley                                                                     1,609,674         111
    18,200    One Liberty Properties, Inc.                                                         337,610          23
    50,900    Plum Creek Timber Company, Inc. (REIT)                                             1,294,896          90
    26,200    PNC Financial Services Group                                                       1,246,596          86
    40,300    Protective Life Corporation                                                        1,202,955          83
    60,300    Sky Financial Group, Inc.                                                          1,357,353          94
    21,200    SunTrust Banks, Inc.                                                               1,279,844          88
    42,900    T. Rowe Price Group, Inc.                                                          1,770,054         122
    25,400    Wells Fargo & Company                                                              1,308,100          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,916,311       2,067
----------------------------------------------------------------------------------------------------------------------
              Health Care--6.3%
    31,200    Abbott Laboratories                                                                1,327,560          92
    17,600    Amersham PLC (ADR)                                                                   787,600          54
    33,400    GlaxoSmithKline PLC (ADR)                                                          1,416,160          98
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
September 30, 2003

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
                                                                                                             $10,000 of
    Shares    Security                                                                               Value   Net Assets
-----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    29,700    Johnson & Johnson                                                                 $1,470,744        $102
    28,900    Merck & Company, Inc.                                                              1,462,918         101
    53,000    Pfizer, Inc.                                                                       1,610,140         111
    68,100    Schering-Plough Corporation                                                        1,037,844          72
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,112,966         630
----------------------------------------------------------------------------------------------------------------------
              Industrials--9.2%
     2,600    Alexander & Baldwin, Inc.                                                             73,008           5
    29,800    ALLETE, Inc.                                                                         815,924          56
    29,800    Baldor Electric Company                                                              629,078          43
    24,200    CNF, Inc.                                                                            775,610          54
    33,500    Dover Corporation                                                                  1,184,895          82
    35,600    Federal Signal Corporation                                                           530,440          37
    20,300    General Dynamics Corporation                                                       1,584,618         110
    28,600    Harsco Corporation                                                                 1,100,242          76
    52,400    Honeywell International, Inc.                                                      1,380,740          95
    63,200    Masco Corporation                                                                  1,547,135         107
    71,800    Pall Corporation                                                                   1,611,192         111
    36,300    Pitney Bowes, Inc.                                                                 1,391,016          96
    14,500    Teleflex, Inc.                                                                       629,735          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,253,633         916
----------------------------------------------------------------------------------------------------------------------
              Information Technology--4.3%
    38,500    Automatic Data Processing, Inc.                                                    1,380,225          95
    63,900    AVX Corporation                                                                      874,791          60
    16,900    Bel Fuse, Inc. - Class "B"                                                           446,498          31
    73,000    Hewlett-Packard Company                                                            1,413,280          98
    60,900    Methode Electronics, Inc. - Class "A"                                                719,229          50
    57,700    Motorola, Inc.                                                                       690,669          48
    20,400    Paychex, Inc.                                                                        692,172          48
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,216,864         430
----------------------------------------------------------------------------------------------------------------------
              Materials--5.6%
    35,600    Air Products & Chemicals, Inc.                                                     1,605,560         111
    58,800    Alcoa, Inc.                                                                        1,538,208         106
    38,700    Du Pont (E.I.) de Nemours & Company                                                1,548,387         107
    53,200    Glatfelter                                                                           626,696          43
    35,600    Great Lakes Chemical Corporation                                                     715,916          50
----------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
                                                                                                               For Each
                                                                                                             $10,000 of
    Shares    Security                                                                               Value   Net Assets
-----------------------------------------------------------------------------------------------------------------------
              Materials (continued)
    62,900    Sonoco Products Company                                                           $1,380,655         $96
    18,200    Vulcan Materials Company                                                             726,362          50
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,141,784         563
----------------------------------------------------------------------------------------------------------------------
              Other--1.6%
     9,600    Regional Bank HOLDRs Trust                                                         1,085,472          75
    13,000    SPDR Trust - Series "1"                                                            1,298,960          89
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,384,432         164
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--4.1%
    53,000    BellSouth Corporation                                                              1,255,040          87
    28,500    CT Communications, Inc.                                                              322,050          22
    22,000    D&E Communications, Inc.                                                             311,960          21
    35,000    Nippon Telegraph and Telephone Corporation (ADR)                                     792,400          55
    49,400    SBC Communications, Inc.                                                           1,099,150          76
    17,400    Telephone & Data Systems, Inc.                                                       983,796          68
    33,828    Verizon Communications, Inc.                                                       1,097,380          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,861,776         405
----------------------------------------------------------------------------------------------------------------------
              Utilities--5.0%
    34,550    American States Water Company                                                        814,344          56
    16,600    Equitable Resources, Inc.                                                            682,260          47
    34,800    KeySpan Corporation                                                                1,220,784          84
    61,600    NiSource, Inc.                                                                     1,230,768          85
    35,500    ONEOK, Inc.                                                                          716,035          49
    12,100    South Jersey Industries, Inc.                                                        457,985          32
    45,200    Southwest Gas Corporation                                                          1,026,040          71
    32,700    Vectren Corporation                                                                  772,374          53
    12,700    Wisconsin Energy Corporation                                                         388,239          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,308,829         504
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $116,307,158)                                               128,706,764       8,894
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--2.3%
              Financials--1.0%
    49,200    Chubb Corporation, 7%, 2005 - Series "A"                                           1,360,380          95
----------------------------------------------------------------------------------------------------------------------
              Health Care--.5%
     8,100    Anthem, Inc., 6%, 2004                                                               687,650          48
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS VALUE FUND
September 30, 2003

-----------------------------------------------------------------------------------------------------------------------
                                                                                                                 Amount
                                                                                                               Invested
 Shares or                                                                                                     For Each
 Principal                                                                                                   $10,000 of
    Amount    Security                                                                               Value   Net Assets
-----------------------------------------------------------------------------------------------------------------------
              Industrials--.4%
     6,300    Northrop Grumman Corporation, 7.25%, 2004                                           $616,140         $42
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.4%
    12,400    ALLTEL Corporation, 7.75%, 2005                                                      606,236          42
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $3,026,417)                                    3,270,406         227
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--.7%
              Telecommunications--.3%
      $500M   BellSouth Corp., 6.375%, 2004                                                        517,885          35
----------------------------------------------------------------------------------------------------------------------
              Utilities--.4%
       500M   Union Electric Co., 6.75%, 2008                                                      571,632          40
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $998,772)                                                   1,089,517          75
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.7%
              Telecommunication Services--.4%
    20,300    Verizon South, Inc., 7%, 2041 - Series "F"                                           538,153          37
----------------------------------------------------------------------------------------------------------------------
              Utilities--.3%
    18,300    Entergy Louisiana, Inc., 7.6%, 2032                                                  485,865          34
----------------------------------------------------------------------------------------------------------------------
Total Value of Preferred Stocks (cost $960,920)                                                  1,024,018          71
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--6.4%
    $9,200M   Federal Home Loan Bank, 1%, 10/10/03
               (cost $9,197,699)                                                                 9,197,699         636
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.7%
     1,000M   General Electric Capital Corp., 1.02%, 10/2/03
                (cost $999,972)                                                                    999,972          69
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $131,490,938)                                        99.7%    144,288,376       9,972
Other Assets, Less Liabilities                                                          .3         405,876          28
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $144,694,252     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio Manager's Letter
FIRST INVESTORS BLUE CHIP FUND

Dear Investor:

This is the annual report for the First Investors Blue Chip Fund for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 17.7% for Class A shares and 16.9% for Class B shares.

The Fund's performance was largely driven by improving economic conditions, solid performance of large-cap stocks and sector allocation decisions. While the equity markets continued to face difficult macroeconomic news during the first half of the period, the prices of stocks climbed on the belief that an economic rebound was imminent. The overall return in the S&P 500 was driven by many of the more speculative stocks in the index.

The Fund's absolute performance was good, although relatively weaker than the return generated by the S&P 500. There were three reasons for relative underperformance. The first was a substantial overweight in two poorly performing health care facilities stocks, Tenet Healthcare and HCA, Inc. The second was the disappointing performance of some of the Fund's industrials sector holdings, such as Lockheed Martin and Northrop Grumman. Finally, the Fund was hurt by what it did not own-- high "beta," speculative technology stocks that generated outsized returns, despite little fundamental earnings support.

The Fund was generally weighted in-line to slightly underweight in the financials sector. Our concerns about credit quality and accounting issues kept us in a more cautious stance in the first half of the period. However, the weighting was offset by solid performance in some selectively overweighted stocks. For the period, J.P. Morgan and Morgan Stanley, two stocks in which the Fund was slightly overweighted were up solidly.

However, there were a number of stocks in the financials sector that did not perform as well and held back the Fund's overall performance. American International Group, the world's largest insurance company and a long-term, core holding in the Fund, was only up modestly for the period. The mortgage company Freddie Mac, also a long-term holding in the Fund, was down slightly for the period. Based on our concerns regarding an accounting restatement, Freddie Mac was sold out of the portfolio.

The Fund's relative performance began to improve in the latter half of the reporting period as we began to shift to an overweight position in the technology sector. In light of valuations and the uncertainty that has existed in the equity markets over the past three years, we felt it was better to wait for more confirmation of an economic recovery before committing to a technology overweight relative to the S&P 500.



Portfolio Manager's Letter (continued)
FIRST INVESTORS BLUE CHIP FUND

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ DENNIS T. FITZPATRICK

Dennis T. Fitzpatrick
Vice President
and Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS BLUE CHIP FUND

Comparison of change in value of $10,000 investment in the First Investors Blue Chip Fund (Class A shares) and the Standard & Poor's 500 Index.

BLUE CHIP
GRAPH PLOTS
As of September 30, 2003

                          BLUE CHIP          S & P 500
DEC 93                    $ 9,425             $10,000
DEC 94                      9,140              10,132
DEC 95                     12,249              13,940
DEC 96                     14,767              17,140
DEC 97                     18,614              22,859
SEP 98                     18,326              24,238
SEP 99                     22,886              30,976
SEP 00                     27,804              35,091
SEP 01                     19,218              25,750
SEP 02                     14,619              20,474
SEP 03                     17,210              25,469

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares      N.A.V. Only     S.E.C. Standardized
  One Year            17.72%              10.94%
  Five Years          (1.25%)             (2.41%)
  Ten Years            6.31%               5.68%
Class B Shares
  One Year            16.90%              12.90%
  Five Years          (1.93%)             (2.33%)
  Since Inception
  (1/12/95)            6.43%               6.43%

  The graph compares a $10,000 investment in the First Investors Blue Chip Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 10.82%, (2.52%) and 5.49%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 12.78%, (2.44%) and 6.26%, respectively. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS BLUE CHIP FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.0%
              Consumer Discretionary--13.7%
    29,500  * American Axle & Manufacturing Holdings, Inc.                                        $872,610         $20
   193,100  * AOL Time Warner, Inc.                                                              2,917,741          66
    31,700  * Bed Bath & Beyond, Inc.                                                            1,210,306          27
    30,100  * Best Buy Company, Inc.                                                             1,430,352          32
   192,500  * Cendant Corporation                                                                3,597,825          81
    51,400    Clear Channel Communications, Inc.                                                 1,968,620          44
    32,300    Colgate-Palmolive Company                                                          1,805,247          41
    86,496  * Comcast Corporation - Class "A"                                                    2,670,996          60
    52,600  * Comcast Corporation - Special Class "A"                                            1,553,804          35
    41,700  * Costco Wholesale Corporation                                                       1,296,036          29
    40,400    D.R. Horton, Inc.                                                                  1,321,080          30
    25,700    Dollar General Corporation                                                           514,000          12
    22,700    E.W. Scripps Company - Class "A"                                                   1,931,770          43
    17,600  * eBay, Inc.                                                                           938,080          21
    19,800    Gannett Company, Inc.                                                              1,535,688          34
   110,200    Gap, Inc.                                                                          1,886,624          42
    51,300    Gillette Company                                                                   1,640,574          37
    48,500    GTECH Holdings Corporation                                                         2,078,225          47
    29,400    Harley-Davidson, Inc.                                                              1,417,080          32
   136,300    Home Depot, Inc.                                                                   4,341,155          97
    29,200    Honda Motor Company, Ltd.                                                            588,672          13
    20,600  * InterActiveCorp                                                                      680,830          15
    18,400  * Kohl's Corporation                                                                   984,400          22
    17,300  * Lear Corporation                                                                     910,672          20
   127,900  * Liberty Media Corporation - Class "A"                                              1,275,163          29
    45,400    Lowe's Companies, Inc.                                                             2,356,260          53
    46,100    Mattel, Inc.                                                                         874,056          20
    79,500    McDonald's Corporation                                                             1,871,430          42
    21,300    Omnicom Group, Inc.                                                                1,530,405          34
    38,700    Reebok International, Ltd.                                                         1,293,741          29
    38,900  * Staples, Inc.                                                                        923,875          21
    75,000    Target Corporation                                                                 2,822,250          63
    52,500    TJX Companies, Inc.                                                                1,019,550          23
   110,600  * Viacom, Inc. - Class "B"                                                           4,235,980          95
   132,200    Walt Disney Company                                                                2,666,474          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                60,961,571       1,369
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.1%
    73,500    Altria Group, Inc.                                                                $3,219,300         $72
    46,100    Anheuser-Busch Companies, Inc.                                                     2,274,574          51
    92,300    Coca-Cola Company                                                                  3,965,208          89
   110,100    CVS Corporation                                                                    3,419,706          77
    29,350  * Dean Foods Company                                                                   910,731          20
    13,200    Hershey Foods Corporation                                                            959,376          22
    23,000    Kellogg Company                                                                      767,050          17
    38,000    Kimberly-Clark Corporation                                                         1,950,160          44
    73,500  * Kroger Company                                                                     1,313,445          30
   108,300    PepsiCo, Inc.                                                                      4,963,389         111
    71,600    Procter & Gamble Company                                                           6,645,912         149
    71,900    Sara Lee Corporation                                                               1,320,084          30
   156,500    Wal-Mart Stores, Inc.                                                              8,740,525         196
----------------------------------------------------------------------------------------------------------------------
                                                                                                40,449,460         908
----------------------------------------------------------------------------------------------------------------------
              Energy--5.7%
    27,500    Apache Corporation                                                                 1,906,850          43
    47,600    ChevronTexaco Corporation                                                          3,401,020          76
    50,877    ConocoPhillips                                                                     2,785,516          63
    25,000    EOG Resources, Inc.                                                                1,043,500          23
   258,200    ExxonMobil Corporation                                                             9,450,120         212
    77,600    Halliburton Company                                                                1,881,800          42
    35,000    Occidental Petroleum Corporation                                                   1,233,050          28
    38,400    Schlumberger, Ltd.                                                                 1,858,560          42
    98,500  * Transocean, Inc.                                                                   1,970,000          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,530,416         573
----------------------------------------------------------------------------------------------------------------------
              Financials--19.6%
   137,800    ACE, Ltd.                                                                          4,558,424         102
    35,000    American Capital Strategies, Ltd.                                                    870,100          20
    88,800    American Express Company                                                           4,001,328          90
   116,700    American International Group, Inc.                                                 6,733,590         151
    82,900    Bank of America Corporation                                                        6,469,516         145
    44,400    Bank of New York Company, Inc.                                                     1,292,484          29
    65,600    Bank One Corporation                                                               2,535,440          57
    26,300    BB&T Corporation                                                                     944,433          21
       750  * Berkshire Hathaway, Inc. - Class "B"                                               1,872,000          42
    29,600    Capital One Financial Corporation                                                  1,688,384          38
    39,400    Chubb Corporation                                                                  2,556,272          58
   272,400    Citigroup, Inc.                                                                   12,396,924         278
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    79,700    Fannie Mae                                                                        $5,594,940        $126
    47,700    FleetBoston Financial Corporation                                                  1,438,155          32
    23,900    Goldman Sachs Group, Inc.                                                          2,005,210          45
    97,500    J.P. Morgan Chase & Company                                                        3,347,175          75
    40,400    Marsh & McLennan Companies, Inc.                                                   1,923,444          43
    84,200    MBNA Corporation                                                                   1,919,760          43
    44,500    Mellon Financial Corporation                                                       1,341,230          30
    62,300    Merrill Lynch & Company, Inc.                                                      3,334,919          75
    52,300    Morgan Stanley                                                                     2,639,058          59
   159,300    U.S. Bancorp                                                                       3,821,607          86
   297,000    UnumProvident Corporation                                                          4,386,690          99
    54,700    Wachovia Corporation                                                               2,253,093          51
    68,300    Washington Mutual, Inc.                                                            2,688,971          60
    92,000    Wells Fargo & Company                                                              4,738,000         106
----------------------------------------------------------------------------------------------------------------------
                                                                                                87,351,147       1,961
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.8%
    68,400    Abbott Laboratories                                                                2,910,420          65
    84,800  * Amgen, Inc.                                                                        5,475,536         123
    26,500    AstraZeneca PLC (ADR)                                                              1,150,100          26
    47,900  * Barr Laboratories, Inc.                                                            3,267,259          73
    51,500  * Boston Scientific Corporation                                                      3,285,700          74
    40,300    Cardinal Health, Inc.                                                              2,353,117          53
    76,500    Eli Lilly & Company                                                                4,544,100         102
    20,400  * Forest Laboratories, Inc.                                                          1,049,580          24
    11,000  * Genetech, Inc.                                                                       881,540          20
     6,400    Gilead Sciences, Inc.                                                                357,952           8
   140,300    Johnson & Johnson                                                                  6,947,656         156
    55,100    McKesson Corporation                                                               1,834,279          41
    94,400    Medtronic, Inc.                                                                    4,429,248         100
    73,500    Merck & Company, Inc.                                                              3,720,570          84
   413,160    Pfizer, Inc.                                                                      12,551,801         282
    73,500  * Province Healthcare Company                                                          951,825          21
    22,800    Teva Pharmaceutical Industries, Ltd. (ADR)                                         1,303,020          29
    86,200    UnitedHealth Group, Inc.                                                           4,337,584          97
    97,000    Wyeth                                                                              4,471,700         100
----------------------------------------------------------------------------------------------------------------------
                                                                                                65,822,987       1,478
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--9.5%
    48,600    3M Company                                                                        $3,356,802         $75
    40,400    Boeing Company                                                                     1,386,932          31
    34,900    Caterpillar, Inc.                                                                  2,402,516          54
    37,300    Danaher Corporation                                                                2,754,978          62
    26,900    Emerson Electric Company                                                           1,416,285          32
    14,600    FedEx Corporation                                                                    940,678          21
   389,400    General Electric Company                                                          11,608,014         261
    40,300    Honeywell International, Inc.                                                      1,061,905          24
    39,700    ITT Industries, Inc.                                                               2,375,648          53
    58,500  * Jabil Circuit, Inc.                                                                1,523,925          34
    89,600    Masco Corporation                                                                  2,193,408          49
    13,400    Northrop Grumman Corporation                                                       1,155,348          26
    26,900    Southwest Airlines Company                                                           476,130          11
    85,500    Tyco International, Ltd.                                                           1,746,765          39
    31,900    Union Pacific Corporation                                                          1,855,623          42
    27,100    United Parcel Service, Inc. - Class "B"                                            1,728,980          39
    42,200    United Technologies Corporation                                                    3,261,216          73
    40,100    Waste Management, Inc.                                                             1,049,417          24
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,294,570         950
----------------------------------------------------------------------------------------------------------------------
              Information Technology--18.9%
    36,700  * Amdocs, Ltd.                                                                         689,960          15
    33,900  * AMIS Holdings, Inc.                                                                  625,794          14
    47,200  * Analog Devices, Inc.                                                               1,794,544          40
   129,400  * Applied Materials, Inc.                                                            2,347,316          53
   209,400  * Applied Micro Circuits Corporation                                                 1,019,778          23
    34,700    Automatic Data Processing, Inc.                                                    1,243,995          28
   420,600  * Cisco Systems, Inc.                                                                8,218,524         185
    67,300  * Comverse Technology, Inc.                                                          1,006,808          23
   141,100  * Dell, Inc.                                                                         4,711,329         106
   128,500  * EMC Corporation                                                                    1,622,955          37
    71,000    First Data Corporation                                                             2,837,160          64
   154,200    Hewlett-Packard Company                                                            2,985,312          67
   377,100    Intel Corporation                                                                 10,374,021         233
    70,000    International Business Machines Corporation                                        6,183,100         139
    18,400  * Intuit, Inc.                                                                         887,616          20
    14,700  * Lexmark International Group, Inc.                                                    926,247          21
    41,900    Lockheed Martin Corporation                                                        1,933,685          43
    25,700  * Marvell Technology Group, Ltd.                                                       970,175          22
    15,200    Maxim Integrated Products, Inc.                                                      600,400          13
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS BLUE CHIP FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    22,000  * Mercury Interactive Corporation                                                     $999,020         $22
   554,800    Microsoft Corporation                                                             15,417,892         346
    73,300    Motorola, Inc.                                                                       877,401          20
    18,400    Nam Tai Electronics, Inc.                                                            499,192          11
   175,600    Nokia Corporation - Class "A" (ADR)                                                2,739,360          62
   202,100  * Nortel Networks Corporation                                                          828,610          19
   242,300  * Oracle Corporation                                                                 2,718,606          61
    42,600    QUALCOMM, Inc.                                                                     1,773,864          40
    22,000  * Symantec Corporation                                                               1,386,440          31
   112,552  * Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)                                 1,218,938          27
   100,200    Texas Instruments, Inc.                                                            2,284,560          51
    34,500  * Veritas Software Corporation                                                       1,083,300          24
   117,400  * Western Digital Corporation                                                        1,513,286          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                84,319,188       1,894
----------------------------------------------------------------------------------------------------------------------
              Materials--2.7%
    56,600    Alcoa, Inc.                                                                        1,480,656          33
   147,000    Coeur d'Alene Mines Corporation                                                      457,170          10
    33,000    Dow Chemical Company                                                               1,073,820          24
    48,300    Du Pont (E.I.) de Nemours & Company                                                1,932,483          44
    36,700    International Flavors & Fragrances, Inc.                                           1,214,036          27
    35,800    International Paper Company                                                        1,396,916          32
    66,100    Newmont Mining Corporation                                                         2,583,849          58
     8,600    PPG Industries, Inc.                                                                 449,092          10
    20,300    Praxair, Inc.                                                                      1,257,585          28
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,845,607         266
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.4%
    31,200    AT&T Corporation                                                                     672,360          15
    63,900    BellSouth Corporation                                                              1,513,152          34
    80,800  * Nextel Communications, Inc. - Class "A"                                            1,590,952          36
   110,600    SBC Communications, Inc.                                                           2,460,850          55
   101,400    Verizon Communications, Inc.                                                       3,289,416          74
    65,900    Vodafone Group PLC (ADR)                                                           1,334,475          30
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,861,205         244
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.6%
    25,700    Dominion Resources, Inc.                                                          $1,590,830         $36
    29,000    Entergy Corporation                                                                1,570,350          35
    44,000    Exelon Corporation                                                                 2,794,000          63
    50,300    ONEOK, Inc.                                                                        1,014,550          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,969,730         157
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $362,592,843)                                               436,405,881       9,800
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.3%
              ChevronTexaco Corp.:
    $2,600M     1.02%, 10/6/03                                                                   2,599,632          58
     3,200M     1.01%, 10/7/03                                                                   3,199,461          72
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $5,799,093)                                      5,799,093         130
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $368,391,936)                                        99.3%    442,204,974       9,930
Other Assets, Less Liabilities                                                          .7       3,138,557          70
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $445,343,531     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio Manager's Letter
FIRST INVESTORS GROWTH & INCOME FUND

Dear Investor:

This is the annual report for the First Investors Growth & Income Fund for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 21.5% for Class A shares and 20.6% for Class B shares, including dividends of 4 cents per share on Class A shares.

The Fund's performance was driven largely by the improving economy, the rise in the equity market and sector allocation. Fund performance on an absolute basis was attributable to investments in two key sectors, technology and financials, as more than half of the Fund's overall performance came from these two areas. In addition, the Fund's multi-cap strategy aided performance, as mid- and small-cap stocks outperformed their larger counterparts. Solid stock selection in the technology and materials sectors, and an overweight position in the consumer discretionary sector also helped performance.

The Fund remained relatively conservatively positioned during a period of renewed investor enthusiasm and increased tolerance for risk. This hurt performance relative to the S&P 500. In stock selection, the Fund eschewed the temptation to participate in the speculative-driven rally of lower quality stocks. Instead, the Fund continued to rely on a strategy of focusing on higher quality companies with strong earnings, solid growth and free cash flow. We also proactively took profits in areas of investor exuberance and redeployed monies into stable, solid growing companies with excess cash flow that can be used in a number of shareholder enhancing ways such as increased dividend flow, stock repurchases or accretive acquisitions. We remained valuation sensitive, refusing to overpay for faster growth.

The Fund's best overall contributing sector was technology, which benefited from an improved economic outlook and better earnings news as investors bid up prices in anticipation of a cyclical upturn. Within the financials sector, key contributors were firms with capital markets exposure benefiting from a return to positive markets. In the consumer discretionary sector, shares of restaurants, leisure and retailing were strong performers. Key performers in the industrials segment were capital goods firms and specialty niche providers of goods and services. Stocks of medical device and pharmaceutical firms posted strong results within the health care sector.



Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
and Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS GROWTH & INCOME FUND

Comparison of change in value of $10,000 investment in the First Investors Growth & Income Fund (Class A shares) and the Standard & Poor's 500 Index.

GROWTH & INCOME FUND - CLASS A
GRAPH PLOTS
As of September 30, 2003

                      GROWTH &
                    INCOME FUND          S & P 500
OCT 93                $ 9,425             $10,000
OCT 94                  9,733              10,387
OCT 95                 11,647              13,134
OCT 96                 14,170              16,298
OCT 97                 17,883              21,532
SEP 98                 18,899              24,292
SEP 99                 24,052              31,045
SEP 00                 29,219              35,169
SEP 01                 21,630              25,807
SEP 02                 17,204              20,519
SEP 03                 20,902              25,526

(INSET BOX IN CHART READS:)

                     Average Annual Total Returns*
Class A shares     N.A.V. Only     S.E.C. Standardized
  One Year           21.49%              14.49%
  Five Years          1.44%               0.24%
  Since Inception
  (10/4/93)           8.35%               7.71%
Class B shares
  One Year           20.56%              16.56%
  Five Years          0.70%               0.31%
  Since Inception
  (1/12/95)           8.49%               8.49%

  The graph compares a $10,000 investment in the First Investors Growth & Income Fund (Class A shares) beginning 10/4/93 (inception date) with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return Since Inception would have been 7.45%. The Class B "S.E.C. Standardized" Average Annual Total Return Since Inception would have been 8.28%. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS GROWTH & INCOME FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.5%
              Consumer Discretionary--15.4%
    80,000  * Abercrombie & Fitch Company - Class "A"                                           $2,216,800         $47
    30,000  * Best Buy Company, Inc.                                                             1,425,600          30
    66,900  * Brinker International, Inc.                                                        2,231,784          47
    50,000    Clear Channel Communications, Inc.                                                 1,915,000          40
   150,000  * Comcast Corporation - Special Class "A"                                            4,431,000          93
    80,000    Eastman Kodak Company                                                              1,675,200          35
   130,000  * Fox Entertainment Group, Inc. - Class "A"                                          3,638,700          76
   174,600  * GameStop Corporation - Class "A"                                                   2,776,140          58
    50,000    Genuine Parts Company                                                              1,599,000          34
    70,000    GTECH Holdings Corporation                                                         2,999,500          63
    75,000    Harley-Davidson, Inc.                                                              3,615,000          76
   109,400    Hasbro, Inc.                                                                       2,043,592          43
   175,000  * Hollywood Entertainment Corporation                                                2,975,000          62
    65,000    Home Depot, Inc.                                                                   2,070,250          44
   275,000    J.C. Penney Company, Inc. (Holding Company)                                        5,876,750         123
   110,200    Landry's Restaurants, Inc.                                                         2,270,120          48
    70,000  * Lear Corporation                                                                   3,684,800          77
   160,000    Leggett & Platt, Inc.                                                              3,460,800          73
     1,200    Lifetime Hoan Corporation                                                             12,552          --
    90,000    Mattel, Inc.                                                                       1,706,400          36
   300,000    McDonald's Corporation                                                             7,062,000         148
    70,000    Newell Rubbermaid, Inc.                                                            1,516,900          32
   125,000  * Office Depot, Inc.                                                                 1,756,250          37
   210,000    Pier 1 Imports, Inc.                                                               4,040,400          85
   125,000    Polo Ralph Lauren Corporation - Class "A"                                          3,352,500          70
    78,700    Reader's Digest Association, Inc.                                                  1,101,013          23
    67,300  * Scholastic Corporation                                                             1,937,567          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                73,390,618       1,541
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--8.5%
   100,000    Altria Group, Inc.                                                                 4,380,000          92
    82,000    Anheuser-Busch Companies, Inc.                                                     4,045,880          85
    74,200    Bunge, Ltd.                                                                        2,040,500          43
   200,000    Coca-Cola Enterprises, Inc.                                                        3,812,000          80
    60,000  * Costco Wholesale Corporation                                                       1,864,800          39
    99,900    CVS Corporation                                                                    3,102,894          65
   110,000    Hormel Foods Corporation                                                           2,527,800          53
    62,500    Kimberly-Clark Corporation                                                         3,207,500          67
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples (continued)
   100,000    Pepsi Bottling Group, Inc.                                                        $2,058,000         $43
    50,000    PepsiCo, Inc.                                                                      2,291,500          48
    65,000    Procter & Gamble Company                                                           6,033,300         127
    59,200  * Smithfield Foods, Inc.                                                             1,136,640          24
    75,000    Wal-Mart Stores, Inc.                                                              4,188,750          88
----------------------------------------------------------------------------------------------------------------------
                                                                                                40,689,564         854
----------------------------------------------------------------------------------------------------------------------
              Energy--6.4%
    87,500    Anadarko Petroleum Corporation                                                     3,654,000          77
    55,000    ConocoPhillips                                                                     3,011,250          63
       972    Cross Timbers Royalty Trust                                                           20,412           1
    60,000    Diamond Offshore Drilling, Inc.                                                    1,146,000          24
    92,500    EOG Resources, Inc.                                                                3,860,950          81
   190,000    ExxonMobil Corporation                                                             6,954,000         146
    80,000  * Noble Corporation                                                                  2,719,200          57
   175,000    Suncor Energy, Inc.                                                                3,246,250          68
   155,000  * Transocean, Inc.                                                                   3,100,000          65
   131,500    XTO Energy, Inc.                                                                   2,760,185          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,472,247         640
----------------------------------------------------------------------------------------------------------------------
              Financials--19.1%
   100,000    ACE, Ltd.                                                                          3,308,000          69
    70,000    American Express Company                                                           3,154,200          66
    70,000    American International Group, Inc.                                                 4,039,000          85
   130,000    AmSouth Bancorporation                                                             2,758,600          58
    60,000    Bank of America Corporation                                                        4,682,400          98
    85,000    Bear Stearns Companies, Inc.                                                       6,358,000         133
   150,000    Citigroup, Inc.                                                                    6,826,500         143
    65,400    Endurance Specialty Holdings, Ltd.                                                 1,909,680          40
    45,000    Equity Office Properties Trust                                                     1,238,850          26
    50,000    Fannie Mae                                                                         3,510,000          74
   115,000    FleetBoston Financial Corporation                                                  3,467,250          73
    25,000    Lehman Brothers Holdings, Inc.                                                     1,727,000          36
   150,000    Lincoln National Corporation                                                       5,307,000         111
    75,000    Marsh & McLennan Companies, Inc.                                                   3,570,750          75
   170,000    MBNA Corporation                                                                   3,876,000          81
    35,000    Merrill Lynch & Company, Inc.                                                      1,873,550          39
    30,700    Morgan Stanley                                                                     1,549,122          33
    78,800    Old Republic International Corporation                                             2,607,492          55
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    20,000    PartnerRe, Ltd.                                                                   $1,013,400         $21
    90,000    Plum Creek Timber Company, Inc. (REIT)                                             2,289,600          48
    70,200    Scottish Re Group, Ltd.                                                            1,695,330          36
    75,000    SouthTrust Corporation                                                             2,204,250          46
    70,000    St. Paul Companies, Inc.                                                           2,592,100          54
   200,000    U.S. Bancorp                                                                       4,798,000         101
   140,000    Wachovia Corporation                                                               5,766,600         121
   140,000    Washington Mutual, Inc.                                                            5,511,800         116
    70,000    Wells Fargo & Company                                                              3,605,000          76
----------------------------------------------------------------------------------------------------------------------
                                                                                                91,239,474       1,914
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.4%
   115,000    Abbott Laboratories                                                                4,893,250         103
    60,000  * Accredo Health, Inc.                                                               1,679,400          35
    70,000    AmerisourceBergen Corporation                                                      3,783,500          79
    46,700  * Amgen, Inc.                                                                        3,015,419          63
    57,500  * Barr Laboratories, Inc.                                                            3,922,075          82
    55,000  * Boston Scientific Corporation                                                      3,509,000          74
    30,000    Eli Lilly & Company                                                                1,782,000          37
    40,000  * Enzon Pharmaceuticals, Inc.                                                          465,600          10
    10,000  * Genetech, Inc.                                                                       801,400          17
   165,400    Health Management Associates, Inc. - Class "A"                                     3,607,374          76
    25,000  * Henry Schein, Inc.                                                                 1,417,500          30
    90,000    Johnson & Johnson                                                                  4,456,800          94
    52,800  * Laboratory Corporation of America Holdings                                         1,515,360          32
    95,000    McKesson Corporation                                                               3,162,550          66
    50,000    Medtronic, Inc.                                                                    2,346,000          49
    60,000    Merck & Company, Inc.                                                              3,037,200          64
   340,000    Pfizer, Inc.                                                                      10,329,200         217
   120,000    Wyeth                                                                              5,532,000         116
----------------------------------------------------------------------------------------------------------------------
                                                                                                59,255,628       1,244
----------------------------------------------------------------------------------------------------------------------
              Industrials--10.7%
    62,000    3M Company                                                                         4,282,340          90
    50,400    Alexander & Baldwin, Inc.                                                          1,415,232          30
    30,000    Caterpillar, Inc.                                                                  2,065,200          43
   100,000  * Cendant Corporation                                                                1,869,000          39
    59,800    Chicago Bridge & Iron Company NV - NY Shares                                       1,624,168          34
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    25,000    Eaton Corporation                                                                 $2,215,500         $46
    60,000    EDO Corporation                                                                    1,215,000          25
    60,000    Engineered Support Systems, Inc.                                                   3,630,000          76
    70,000    Harsco Corporation                                                                 2,692,900          57
    90,000    Honeywell International, Inc.                                                      2,371,500          50
    60,000    Lockheed Martin Corporation                                                        2,769,000          58
   215,000    Masco Corporation                                                                  5,263,200         111
    55,000    Northrop Grumman Corporation                                                       4,742,100         100
   103,100    Pall Corporation                                                                   2,313,564          49
   115,000    Pitney Bowes, Inc.                                                                 4,406,800          93
    90,000    Rockwell Automation, Inc.                                                          2,362,500          50
    35,200    Textron, Inc.                                                                      1,388,640          29
    55,200    United Technologies Corporation                                                    4,265,856          90
----------------------------------------------------------------------------------------------------------------------
                                                                                                50,892,500       1,070
----------------------------------------------------------------------------------------------------------------------
              Information Technology--16.4%
    36,400  * AMIS Holdings, Inc.                                                                  671,944          14
    15,000  * Analog Devices, Inc.                                                                 570,300          12
    50,000  * Applied Materials, Inc.                                                              907,000          19
   125,000    Autodesk, Inc.                                                                     2,127,500          45
   200,000  * Cisco Systems, Inc.                                                                3,908,000          82
   200,000  * Concord EFS, Inc.                                                                  2,734,000          57
    85,000  * Electronics for Imaging, Inc.                                                      1,982,200          42
   400,000  * EMC Corporation                                                                    5,052,000         106
   665,000  * Entrust, Inc.                                                                      3,265,150          69
    90,000    First Data Corporation                                                             3,596,400          76
   230,000    Hewlett-Packard Company                                                            4,452,800          93
   205,000    Intel Corporation                                                                  5,639,550         118
    80,000  * Intersil Corporation - Class "A"                                                   1,904,000          40
   100,600  * ManTech International Corporation - Class "A"                                      2,502,928          52
   350,000    Microsoft Corporation                                                              9,726,500         204
   170,000  * Network Associates, Inc.                                                           2,339,200          49
   275,000    Nokia Corporation - Class "A" (ADR)                                                4,290,000          90
   600,000  * Nortel Networks Corporation                                                        2,460,000          52
   120,700    QUALCOMM, Inc.                                                                     5,025,948         106
   425,000    Sun Microsystems, Inc.                                                             1,406,750          29
   162,000  * Taiwan Semiconductor Manufacturing
                Co., Ltd. (ADR)                                                                  1,754,460          37
    80,000  * Tech Data Corporation                                                              2,468,000          52
    50,000    Texas Instruments, Inc.                                                            1,140,000          24
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
   160,000  * Thermo Electron Corporation                                                       $3,472,000         $73
   100,000  * Titan Corporation                                                                  2,084,000          44
   125,000  * Western Digital Corporation                                                        1,611,250          34
    35,000  * Xilinx, Inc.                                                                         997,850          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                78,089,730       1,640
----------------------------------------------------------------------------------------------------------------------
              Materials--3.4%
    65,000    Dow Chemical Company                                                               2,115,100          44
   140,000    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                   4,634,000          97
    45,000    PPG Industries, Inc.                                                               2,349,900          49
    30,000    Praxair, Inc.                                                                      1,858,500          39
   155,000    RPM International, Inc.                                                            2,024,300          43
    53,400    Weyerhaeuser Company                                                               3,121,230          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,103,030         338
----------------------------------------------------------------------------------------------------------------------
              Other--1.8%
    90,000  * Nasdaq--100 Index Tracking Stock                                                   2,917,800          61
    55,000    SPDR Trust - Series "1"                                                            5,495,600         116
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,413,400         177
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--1.2%
   140,000    SBC Communications, Inc.                                                           3,115,000          65
    75,000    Verizon Communications, Inc.                                                       2,433,000          51
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,548,000         116
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.2%
    75,000    Consolidated Edison, Inc.                                                          3,057,000          64
    42,000    Dominion Resources, Inc.                                                           2,599,800          55
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,656,800         119
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $390,497,455)                                               459,750,991       9,653
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GROWTH & INCOME FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS--2.9%
              Financials--1.8%
              Chubb Corporation:
    90,800      7%, 2005 - Series "A"                                                           $2,510,620         $53
    28,900      7%, 2006 - Series "B"                                                              801,975          17
    97,000    Hartford Financial Services Group, Inc.,
                6%, 2006 - Class "A"                                                             5,248,670         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,561,265         180
----------------------------------------------------------------------------------------------------------------------
              Health Care--.2%
    16,000    Baxter International, Inc., 7%, 2006                                                 842,400          18
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.9%
    90,000    ALLTEL Corporation, 7.75%, 2005                                                    4,400,100          92
----------------------------------------------------------------------------------------------------------------------
Total Value of Convertible Preferred Stocks (cost $12,562,045)                                  13,803,765         290
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.3%
    $1,200M   General Electric Capital Corp., 1.02%, 10/2/03
                (cost $1,199,966)                                                                1,199,966          25
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $404,259,466)                                        99.7%    474,754,722       9,968
Other Assets, Less Liabilities                                                          .3       1,504,370          32
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $476,259,092     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio Manager's Letter
FIRST INVESTORS ALL-CAP GROWTH FUND

Dear Investor:

This is the annual report for the First Investors All-Cap Growth Fund for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 26.6% for Class A shares and 25.7% for Class B shares.

The Fund's strong performance over the reporting period was largely driven by improving economic conditions, solid performance of the overall stock market and stock selection.

The Fund's performance was helped by strong stock selection in the financials and industrials sectors. Citigroup posted solid performance, based on its strong consumer business and strict cost controls. First Data Corporation, parent to money transfer powerhouse Western Union and one of the top credit card transaction processors in the U.S., also helped the Fund's performance as it experienced positive earnings growth. Positive stock selection in the information technology sector also aided returns. An underweight allocation to the consumer staples sector boosted performance for the period.

The Fund's returns were hurt by an underweight position in one of the best performing sectors for the reporting period, the information technology sector. An overweight position in the materials sector coupled with some poor performing stocks in that segment also detracted from Fund performance. Holdings in the health care sector also hurt the Fund's performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ ANDREW J. SHILLING

Andrew J. Shilling
Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS ALL-CAP GROWTH FUND

Comparison of change in value of $10,000 investment in the First Investors All-Cap Growth Fund (Class A shares) and the Russell 3000 Growth Index.

ALL-CAP GROWTH
GRAPH PLOTS
As of September 30, 2003

                         ALL-CAP           RUSSELL 3000
                         GROWTH              GROWTH
OCT 00                   $9,425             $10,000
SEP 01                    6,155               5,972
SEP 02                    5,024               4,606
SEP 03                    6,362               5,784

(INSET BOX IN CHART READS:)

                     Average Annual Total Returns*
Class A Shares      N.A.V. Only  S.E.C. Standardized
  One Year            26.64%          19.26%
  Since Inception
  (10/25/00)         (12.55%)        (14.30%)
Class B Shares
  One Year            25.67%          21.67%
  Since Inception
  (10/25/00)         (13.17%)        (14.07%)

  The graph compares a $10,000 investment in the First Investors All-Cap Growth Fund (Class A shares) beginning 10/25/00 (inception date) with a theoretical investment in the Russell 3000 Growth Index (the "Index"). The Index is an unmanaged index composed of the 3000 largest U.S. companies, as determined by market capitalization, and represents approximately 98% of the investable U.S. equity market. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in the sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures are for the periods ended 9/30/03. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Total Return for One Year and Since Inception would have been 19.24% and (14.45%), respectively. The Class B "S.E.C. Standardized" Total Return for One Year and Since Inception would have been 21.65% and (14.21%), respectively. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 3000 Growth Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS ALL-CAP GROWTH FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--94.2%
              Consumer Discretionary--18.6%
     9,000  * A.C. Moore Arts & Crafts, Inc.                                                      $200,520         $22
    19,500  * Amazon.com, Inc.                                                                     943,020         104
     6,500  * AutoZone, Inc.                                                                       581,945          64
    48,100    Clear Channel Communications, Inc.                                                 1,842,230         204
    49,300  * Comcast Corporation - Special Class "A"                                            1,456,322         161
    18,900  * Cox Communications, Inc. - Class "A"                                                 597,618          66
    12,220  * Cumulus Media, Inc. - Class "A"                                                      208,351          23
    41,500  * eBay, Inc.                                                                         2,211,950         244
    40,900  * EchoStar Communications Corporation                                                1,565,243         173
     4,100    Fred's, Inc. - Class "A"                                                             135,136          15
    32,010  * Hollywood Entertainment Corporation                                                  544,170          60
    22,300  * InterActiveCorp                                                                      737,015          81
     3,630  * Jos. A. Bank Clothiers, Inc.                                                         159,611          18
    13,900  * Lamar Advertising Company - Class "A"                                                407,826          45
     7,190  * Leapfrog Enterprises, Inc. - Class "A"                                               273,220          30
     3,870    M.D.C. Holdings, Inc.                                                                208,980          23
    26,600    Mattel, Inc.                                                                         504,336          56
    11,600    Michaels Stores, Inc.                                                                472,816          52
    42,300    Omnicom Group, Inc.                                                                3,039,255         336
    18,300  * Univision Communications, Inc. - Class "A"                                           584,319          65
    10,300  * Wynn Resorts, Ltd.                                                                   187,254          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,861,137       1,863
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--.2%
    23,700  * Stake Technology, Ltd.                                                               219,462          24
----------------------------------------------------------------------------------------------------------------------
              Energy--1.8%
     6,580    Cabot Oil & Gas Corporation                                                          171,080          19
    29,940    Chesapeake Energy Corporation                                                        322,753          36
    14,100    EOG Resources, Inc.                                                                  588,534          65
    25,500    XTO Energy, Inc.                                                                     535,245          59
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,617,612         179
----------------------------------------------------------------------------------------------------------------------
              Financials--10.7%
     2,660  * Affiliated Managers Group, Inc.                                                      167,048          18
    15,300    American International Group, Inc.                                                   882,810          98
     6,770  * Arch Capital Group, Ltd.                                                             223,478          25
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    68,700    Citigroup, Inc.                                                                   $3,126,537        $345
    46,700    Countrywide Financial Corporation                                                  3,655,676         404
     8,900    Fannie Mae                                                                           624,780          69
     5,300    Legg Mason, Inc.                                                                     382,660          42
    11,300    Moody's Corporation                                                                  621,161          69
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,684,150       1,070
----------------------------------------------------------------------------------------------------------------------
              Health Care--19.6%
    40,600    Abbott Laboratories                                                                1,727,530         191
    12,940  * Abgenix, Inc.                                                                        187,501          21
     7,800  * Anthem, Inc.                                                                         556,374          61
    64,400    AstraZeneca PLC (ADR)                                                              2,794,960         309
    59,250  * Beverly Enterprises, Inc.                                                            350,760          39
     6,200  * Cephalon, Inc.                                                                       284,704          31
     4,240  * CV Therapeutics, Inc.                                                                 93,280          10
    26,500  * Cytyc Corporation                                                                    398,560          44
    46,300    Eli Lilly & Company                                                                2,750,220         304
    12,300  * Forest Laboratories, Inc.                                                            632,835          70
    81,400    Guidant Corporation                                                                3,813,590         421
     5,450  * INAMED Corporation                                                                   400,303          44
     8,200    McKesson Corporation                                                                 272,978          30
     8,600  * Medicines Company                                                                    223,600          25
    10,360  * NPS Pharmaceuticals, Inc.                                                            288,526          32
     6,335  * Odyssey Healthcare, Inc.                                                             188,910          21
     5,150  * OSI Pharmaceuticals, Inc.                                                            167,221          18
    14,900  * Watson Pharmaceuticals, Inc.                                                         621,181          69
    23,800  * Wellpoint Health Networks, Inc.                                                    1,834,504         203
     4,440  * Wilson Greatbatch Technologies, Inc.                                                 160,062          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,747,599       1,961
----------------------------------------------------------------------------------------------------------------------
              Industrials--8.8%
    48,040  * AMR Corporation                                                                      550,058          61
    60,600  * Apollo Group, Inc. - Class "A"                                                     4,001,418         442
    22,000  * Aramark Corporation - Class "B"                                                      550,660          61
     9,400  * Ceradyne, Inc.                                                                       243,178          27
     2,920  * Education Management Corporation                                                     168,396          19
    11,855  * JetBlue Airways Corporation                                                          725,170          80
    13,210  * Navigant Consulting, Inc.                                                            162,615          18
     5,390  * Old Dominion Freight Line, Inc.                                                      156,795          17
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
     4,400    PACCAR, Inc.                                                                        $328,636         $36
    12,200    Parker-Hannifin Corporation                                                          545,340          60
    18,290  * Yellow Corporation                                                                   546,505          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,978,771         881
----------------------------------------------------------------------------------------------------------------------
              Information Technology--32.5%
    62,700  * Analog Devices, Inc.                                                               2,383,854         263
    81,700  * Applied Materials, Inc.                                                            1,482,038         164
    35,660  * ASE Test, Ltd.                                                                       309,885          34
    39,721  * ASML Holding NV - NY Shares                                                          521,537          58
    95,100  * Cisco Systems, Inc.                                                                1,858,254         205
   133,000  * Dell, Inc.                                                                         4,440,870         491
    14,180  * Dot Hill Systems Corporation                                                         192,423          21
     7,980  * DSP Group, Inc.                                                                      198,782          22
    10,400  * Fairchild Semiconductor International, Inc.                                          172,432          19
    95,300    First Data Corporation                                                             3,808,188         421
     1,500  * Innovex, Inc.                                                                         14,925           2
    54,950  * MEMC Electronic Materials, Inc.                                                      599,505          66
   114,900    Microsoft Corporation                                                              3,193,071         353
     4,600    Nam Tai Electronics, Inc.                                                            124,798          14
    26,000  * Network Appliance, Inc.                                                              533,780          59
     4,300  * Overland Storage, Inc.                                                                63,425           7
    32,700  * PeopleSoft, Inc.                                                                     594,813          66
    17,670  * Pericom Semiconductor Corporation                                                    176,700          20
    20,460  * Polycom, Inc.                                                                        339,841          38
    36,800    QUALCOMM, Inc.                                                                     1,532,352         169
    52,450  * Red Hat, Inc.                                                                        529,745          59
     7,340  * Rudolph Technologies, Inc.                                                           141,735          16
    23,900    Seagate Technology                                                                   650,080          72
    29,800  * Siebel Systems, Inc.                                                                 289,655          32
    24,400  * Symantec Corporation                                                               1,537,688         170
    38,100  * Telefonaktiebolaget L.M. Ericsson
                AB - Class "B" (ADR)                                                               559,308          62
    41,200  * VeriSign, Inc.                                                                       554,964          61
     6,400  * Waters Corporation                                                                   175,552          19
    66,900  * Yahoo!, Inc.                                                                       2,366,922         262
----------------------------------------------------------------------------------------------------------------------
                                                                                                29,347,122       3,245
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS ALL-CAP GROWTH FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.0%
    52,210  * American Tower Corporation - Class "A"                                              $529,932         $58
    49,090  * Crown Castle International Corporation                                               461,937          51
    33,400  * Nextel Communications, Inc. - Class "A"                                              657,645          73
     2,300  * NII Holdings, Inc. - Class "B"                                                       137,287          15
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,786,801         197
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $74,548,082)                                                 85,242,654       9,420
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--5.3%
    $4,793M   BNP Paribas, .97%, 10/1/03 (collateralized by
                U.S. Treasury Note, 3.25%, 12/31/03,
                valued at $4,858,155) (cost $4,793,000)                                          4,793,000         529
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $79,341,082)                                         99.5%     90,035,654       9,949
Other Assets, Less Liabilities                                                          .5         457,551          51
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $90,493,205     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio Managers' Letter
FIRST INVESTORS MID-CAP OPPORTUNITY FUND

Dear Investor:

This is the annual report for the First Investors Mid-Cap Opportunity Fund for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 21.6% for Class A shares and 20.7% for Class B shares.

The Fund's performance was largely driven by the improving economic conditions, solid performance of the mid-cap stock sector, asset allocation decisions and stock selection. Performance on an absolute basis was attributable to investments in two key sectors: consumer discretionary and technology. Smaller contributions came from the financials, industrials, health care, materials and energy sectors.

The Fund underperformed the S&P 400 Midcap Index due to conservative stock selection within the technology, health care, financials and industrials sectors. Performance of the index was driven by more speculative issues and higher "beta" names that the Fund did not own.

Among positives to performance, the Fund's overweight positions in the consumer discretionary and consumer staples sectors, as well as good stock selection in those sectors, aided returns. Strong stock picking within the materials and energy sectors was also a positive. Within the top overall contributing sector, technology, strength came from the semiconductors, capital equipment, software, hardware and equipment segments. Among health care sector holdings, shares of Medicaid HMO firms, pharmacy benefit managers and biotechnology firms rose sharply. Shares of diversified firms were key contributors in the financials sector. Capital goods firms were solid performers in the industrials sector.



Portfolio Managers' Letter (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ EDWIN D. MISKA

Edwin D. Miska
Director of Equities
and Co-Portfolio Manager

/S/ ALLEN KLEE

Allen Klee
Co-Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS MID-CAP OPPORTUNITY FUND

Comparison of change in value of $10,000 investment in the First Investors Mid-Cap Opportunity Fund (Class A shares) and the Standard & Poor's 400 Midcap Index.

MID-CAP OPPORTUNITY FUND - CLASS A
GRAPH PLOTS
As of September 30, 2003

                       MID-CAP            S & P 400
                     OPPORTUNITY         MIDCAP INDEX

OCT 93                 $ 9,425             $10,000
OCT 94                   9,334              10,237
OCT 95                  11,630              12,411
OCT 96                  12,984              14,565
OCT 97                  16,502              19,321
SEP 98                  13,792              18,922
SEP 99                  19,953              23,745
SEP 00                  28,215              34,007
SEP 01                  19,654              27,546
SEP 02                  17,582              26,254
SEP 03                  21,370              33,290

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares       N.A.V. Only    S.E.C. Standardized
  One Year            21.55%              14.58%
  Five Years           9.15%               7.86%
  Ten Years            8.32%               7.68%
Class B Shares
  One Year            20.71%              16.71%
  Five Years           8.39%               8.10%
  Since Inception
  (1/12/95)            8.57%               8.57%

  The graph compares a $10,000 investment in the First Investors Mid-Cap Opportunity Fund (Class A shares) beginning 10/31/93 with a theoretical investment in the Standard & Poor's 400 Midcap Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 400 stocks designed to measure performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 14.33%, 7.43% and 7.12%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 16.46%, 7.70% and 8.05%, respectively. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 400 Midcap Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.7%
              Consumer Discretionary--20.6%
    25,000  * Abercrombie & Fitch Company                                                         $692,750         $31
    57,500  * American Axle & Manufacturing Holdings, Inc.                                       1,700,850          75
    60,000    Applebee's International, Inc.                                                     1,888,800          83
    80,000  * Barnes & Noble, Inc.                                                               2,032,800          90
    20,000    Black & Decker Corporation                                                           811,000          36
    45,900  * Brinker International, Inc.                                                        1,531,224          68
   130,000  * Caremark Rx, Inc.                                                                  2,938,000         130
    35,000  * Chico's FAS, Inc.                                                                  1,072,400          47
    10,000  * Citadel Broadcasting Corporation                                                     197,600           9
    22,500  * Coach, Inc.                                                                        1,228,500          54
    65,000    D.R. Horton, Inc.                                                                  2,125,500          94
   220,000  * GameStop Corporation - Class "A"                                                   3,498,000         154
    30,000    GTECH Holdings Corporation                                                         1,285,500          57
    52,100    Hasbro, Inc.                                                                         973,228          43
    86,000    Landry's Restaurants, Inc.                                                         1,771,600          78
    30,000  * Lear Corporation                                                                   1,579,200          70
    80,000    Leggett & Platt, Inc.                                                              1,730,400          76
    45,000    Mattel, Inc.                                                                         853,200          38
    17,500    Michaels Stores, Inc.                                                                713,300          31
    75,000  * Movie Gallery, Inc.                                                                1,473,750          65
    50,000  * Office Depot, Inc.                                                                   702,500          31
   165,000    Pier 1 Imports, Inc.                                                               3,174,600         140
    57,500    Polo Ralph Lauren Corporation - Class "A"                                          1,542,150          68
    25,400    Reader's Digest Association, Inc.                                                    355,346          16
    70,000    Regis Corporation                                                                  2,247,000          99
    25,000    Ross Stores, Inc.                                                                  1,159,000          51
    41,300  * Scholastic Corporation                                                             1,189,027          53
    75,000  * Scientific Games Corporation - Class "A"                                             855,750          38
    27,500    Tiffany & Company                                                                  1,026,575          45
    62,800    TJX Companies, Inc.                                                                1,219,576          54
    50,000  * Tuesday Morning Corporation                                                        1,391,500          61
    60,000    Tupperware Corporation                                                               802,800          35
    30,000  * Williams-Sonoma, Inc.                                                                809,400          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                46,572,826       2,056
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares      Security                                                                             Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--9.4%
    25,000    Altria Group, Inc.                                                                $1,095,000         $48
   200,000  * Chiquita Brands International, Inc.                                                3,540,000         156
   100,000    Coca-Cola Enterprises, Inc.                                                        1,906,000          84
    52,500  * Dean Foods Company                                                                 1,629,075          72
   123,500  * Duane Reade, Inc.                                                                  1,969,825          87
   100,000    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                   3,310,000         146
    50,000    Hormel Foods Corporation                                                           1,149,000          51
    90,000  * Kroger Company                                                                     1,608,300          71
    85,000    Pepsi Bottling Group, Inc.                                                         1,749,300          77
    42,500  * Performance Food Group Company                                                     1,730,175          77
    39,100  * Smithfield Foods, Inc.                                                               750,720          33
    77,900  * Willbros Group, Inc.                                                                 799,254          35
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,236,649         937
----------------------------------------------------------------------------------------------------------------------
              Energy--6.1%
    40,000    Anadarko Petroleum Corporation                                                     1,670,400          74
       690    Cross Timbers Royalty Trust                                                           14,490           1
    50,000    EOG Resources, Inc.                                                                2,087,000          92
    20,000  * Patterson-UTI Energy, Inc.                                                           541,400          24
    95,200    Suncor Energy, Inc.                                                                1,765,960          78
    47,500    Talisman Energy, Inc.                                                              2,253,400          99
     6,000  * Tom Brown, Inc.                                                                      154,200           7
    77,500  * Transocean, Inc.                                                                   1,550,000          68
    50,000  * Weatherford International, Ltd.                                                    1,889,000          83
    93,333    XTO Energy, Inc.                                                                   1,959,060          87
----------------------------------------------------------------------------------------------------------------------
                                                                                                13,884,910         613
----------------------------------------------------------------------------------------------------------------------
              Financials--17.5%
    45,000    ACE, Ltd.                                                                          1,488,600          66
    40,000    Ambac Financial Group, Inc.                                                        2,560,000         113
    80,000    Banknorth Group, Inc.                                                              2,257,600         100
    42,500    Bear Stearns Companies, Inc.                                                       3,179,000         140
    60,000    Charter One Financial, Inc.                                                        1,836,000          81
    37,488    Citigroup, Inc.                                                                    1,706,079          75
    36,000    City National Corporation                                                          1,834,560          81
    33,400    Compass Bancshares, Inc.                                                           1,154,972          51
        49  * Corrections Corporation of America                                                     1,209          --
    37,500    Doral Financial Corporation                                                        1,762,500          78
    35,000    Greater Bay Bancorp                                                                  728,000          32
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financials (continued)
    55,000    KeyCorp                                                                           $1,406,350         $62
    36,500    National Commerce Financial Corporation                                              908,120          40
    50,000    North Fork Bancorporation, Inc.                                                    1,737,500          77
    64,400    Old Republic International Corporation                                             2,130,995          94
    44,400    PartnerRe, Ltd.                                                                    2,249,748          99
    51,400    Principal Financial Group, Inc.                                                    1,592,886          70
    65,000    Protective Life Corporation                                                        1,940,250          86
    30,000    Public Storage, Inc. (REIT)                                                        1,176,900          52
    35,000    Reinsurance Group of America, Inc.                                                 1,426,250          63
    35,000    Scottish Re Group, Ltd.                                                              845,250          37
    26,500    Sovereign Bancorp, Inc.                                                              491,575          22
    21,000    TCF Financial Corporation                                                          1,006,950          44
    81,500    Willis Group Holdings, Ltd.                                                        2,506,125         110
    33,000    Zions Bancorporation                                                               1,843,050          81
----------------------------------------------------------------------------------------------------------------------
                                                                                                39,770,469       1,754
----------------------------------------------------------------------------------------------------------------------
              Health Care--12.7%
    44,150  * Accredo Health, Inc.                                                               1,235,759          55
    40,000    AmerisourceBergen Corporation                                                      2,162,000          95
    70,000  * Andrx Corporation                                                                  1,295,700          57
    20,000  * Barr Laboratories, Inc.                                                            1,364,200          60
    42,500    Beckman Coulter, Inc.                                                              1,935,450          85
   153,000  * Centene Corporation                                                                4,649,670         205
    52,500  * Charles River Laboratories International, Inc.                                     1,611,225          71
    40,000    DENTSPLY International, Inc.                                                       1,793,600          79
    40,000  * Enzon Pharmaceuticals, Inc.                                                          465,600          21
    10,000  * Express Scripts, Inc.                                                                611,500          27
    25,000  * Gilead Sciences, Inc.                                                              1,398,250          62
    42,500  * Henry Schein, Inc.                                                                 2,409,750         106
    50,000  * IMPAC Medical Systems, Inc.                                                          894,500          40
    35,000  * Laboratory Corporation of America Holdings                                         1,004,500          44
    67,500    McKesson Corporation                                                               2,247,075          99
     5,000  * Molina Healthcare, Inc.                                                              130,400           6
   100,000  * Province Healthcare Company                                                        1,295,000          57
    72,500  * SICOR, Inc.                                                                        1,397,800          62
    27,500  * Triad Hospitals, Inc.                                                                832,700          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                28,734,679       1,268
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials--11.6%
    29,300    Avery Dennison Corporation                                                        $1,480,235         $65
    80,000    Chicago Bridge & Iron Company NV - NY Shares                                       2,172,800          96
    23,333  * ChoicePoint, Inc.                                                                    781,656          35
    25,000    Donaldson Company, Inc.                                                            1,347,500          59
    29,600    Expeditors International of Washington, Inc.                                       1,018,536          45
    30,000    FedEx Corporation                                                                  1,932,900          85
    20,000  * Jacobs Engineering Group, Inc.                                                       902,000          40
    44,500  * L-3 Communications Holdings, Inc.                                                  1,924,625          85
    35,000    Manpower, Inc.                                                                     1,298,500          57
    91,400    Masco Corporation                                                                  2,237,472          99
    86,200  * Mobile Mini, Inc.                                                                  1,662,798          73
    37,500    Northrop Grumman Corporation                                                       3,233,250         143
    30,900    Rockwell Automation, Inc.                                                            811,125          36
    60,000  * Shaw Group, Inc.                                                                     630,600          28
    20,000    Textron, Inc.                                                                        789,000          35
    70,000  * Thermo Electron Corporation                                                        1,519,000          67
    57,600  * United Defense Industries, Inc.                                                    1,635,264          72
    25,000  * Waste Connections, Inc.                                                              877,250          39
----------------------------------------------------------------------------------------------------------------------
                                                                                                26,254,511       1,159
----------------------------------------------------------------------------------------------------------------------
              Information Technology--13.7%
    17,300  * AMIS Holdings, Inc.                                                                  319,358          14
    35,100  * Amphenol Corporation - Class "A"                                                   1,826,955          81
    90,000    Autodesk, Inc.                                                                     1,531,800          67
    75,000  * BearingPoint, Inc.                                                                   598,500          26
    60,000  * BISYS Group, Inc.                                                                    789,000          35
    50,000  * Comverse Technology, Inc.                                                            748,000          33
    45,000  * DST Systems, Inc.                                                                  1,692,000          75
    42,500  * Electronics for Imaging, Inc.                                                        991,100          44
   117,500  * Intergraph Corporation                                                             2,735,400         121
    27,900  * International Rectifier Corporation                                                1,044,576          46
    50,000    Intersil Corporation - Class "A"                                                   1,190,000          53
    46,100  * Lattice Semiconductor Corporation                                                    327,771          14
    20,000  * Logitech International SA (ADR)                                                      620,000          27
    50,000  * Manhattan Associates, Inc.                                                         1,294,500          57
    91,400  * ManTech International Corporation - Class "A"                                      2,274,032         100
    12,100  * MEMC Electronic Materials, Inc.                                                      132,011           6
    80,000  * Network Associates, Inc.                                                           1,100,800          49
    41,300  * Novellus Systems, Inc.                                                             1,393,875          61
    30,000  * Rudolph Technologies, Inc.                                                           579,300          26
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    35,000  * Semtech Corporation                                                                 $646,100         $29
    75,600  * SunGard Data Systems, Inc.                                                         1,989,036          88
    70,000  * Sybase, Inc.                                                                       1,190,700          52
    25,000  * Take-Two Interactive Software, Inc.                                                  854,250          38
   100,000  * Tellabs, Inc.                                                                        679,000          30
    50,000  * Titan Corporation                                                                  1,042,000          46
    70,000  * Vishay Intertechnology, Inc.                                                       1,226,400          54
    50,000  * Waters Corporation                                                                 1,371,500          61
    60,000  * Western Digital Corporation                                                          773,400          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                30,961,364       1,367
----------------------------------------------------------------------------------------------------------------------
              Materials--2.8%
    75,000    Archer-Daniels-Midland Company                                                       983,250          43
   140,000  * Louisiana-Pacific Corporation                                                      1,929,200          85
    21,500    Lubrizol Corporation                                                                 697,675          31
    25,000    Praxair, Inc.                                                                      1,548,750          68
    90,000    Sappi, Ltd. (ADR)                                                                  1,215,000          54
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,373,875         281
----------------------------------------------------------------------------------------------------------------------
              Other--1.2%
     4,000    iShares S&P Midcap 400 Index                                                         408,880          18
    25,000    MidCap SPDR Trust - Series "1"                                                     2,334,500         103
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,743,380         121
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--.3%
    11,000    Telephone & Data Systems, Inc.                                                       621,940          27
----------------------------------------------------------------------------------------------------------------------
              Utilities--2.8%
    45,000    AGL Resources, Inc.                                                                1,267,650          56
    40,000    Equitable Resources, Inc.                                                          1,644,000          73
    25,400    NSTAR                                                                              1,206,500          53
    35,000    SCANA Corporation                                                                  1,198,750          53
    35,000    Wisconsin Energy Corporation                                                       1,069,950          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,386,850         282
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $195,720,469)                                               223,541,453       9,865
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--1.3%
    $3,000M   ChevronTexaco Corp., 1.02%, 10/6/03
                (cost $2,999,575)                                                               $2,999,575        $132
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $198,720,044)                                       100.0%    226,541,028       9,997
Other Assets, Less Liabilities                                                          .0          78,569           3
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $226,619,597     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio Manager's Letter
FIRST INVESTORS SPECIAL SITUATIONS FUND

Dear Investor:

This is the annual report for the First Investors Special Situations Fund for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 23.5% for Class A shares and 22.6% for Class B shares.

The primary factors driving the Fund's performance were the improving economy, the strong rebound of small-cap stocks and the Fund's sector allocation choices.

As is frequently the case during the beginning of an economic recovery, small-cap stocks outperformed larger-cap stocks. The small-cap growth segment had been hit especially hard over the prior few years. Therefore, the segment had more opportunity to bounce back. Performance within the segment was led by the technology and health care sectors.

On a relative basis, the Fund underperformed the Russell 2000 Index for the reporting period. The primary reason was its underweighting in the more speculative, higher "beta" companies that outperformed during the year. The Fund's beta (a measure of volatility) was less than that of its benchmark over the reporting period.

The decision to underweight the technology sector was based on concerns about valuations and lack of evidence of improving fundamentals in the early part of the year. The decision to underweight the health care sector was due to concerns about investing in smaller biotechnology stocks. These stocks ended up being one of the strongest sectors this year. Stock selection in the industrials sector also hurt performance, as several holdings in this sector performed poorly.

On the positive side, the financials sector was the biggest contributor to relative performance due to the Fund's overweight position and better stock selection. Our overweight decision was based on the view that earnings fundamentals in small banks would benefit from the low interest rate and positive yield curve interest rate environment. Also, we believed that property and casualty companies would benefit from improved pricing.



Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ ALLEN KLEE

Allen Klee
Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS SPECIAL SITUATIONS FUND

Comparison of change in value of $10,000 investment in the First Investors Special Situations Fund (Class A shares) and the Russell 2000 Index.

SPECIAL SITUATIONS
GRAPH PLOTS
As of September 30, 2003

                                    SPECIAL            RUSSELL
                                  SITUATIONS             2000
DEC 93                             $ 9,425             $10,000
DEC 94                               9,079               9,682
DEC 95                              11,251              12,219
DEC 96                              12,552              14,241
DEC 97                              14,578              17,408
SEP 98                              11,719              14,614
SEP 99                              15,380              17,412
SEP 00                              22,004              21,523
SEP 01                              12,572              16,983
SEP 02                              10,499              15,407
SEP 03                              12,962              21,036

(INSET BOX IN CHART READS:)

                      Average Annual Total Returns*
Class A Shares      N.A.V. Only     S.E.C. Standardized
  One Year            23.46%              16.38%
  Five Years           2.04%               0.83%
  Ten Years            3.48%               2.87%
Class B Shares
  One Year            22.63%              18.63%
  Five Years           1.33%               0.95%
  Since Inception
  (1/12/95)            3.30%               3.30%

  The graph compares a $10,000 investment in the First Investors Special Situations Fund (Class A shares) beginning 12/31/93 with a theoretical investment in the Russell 2000 Index (the "Index"). The Index consists of the smallest 2,000 companies in the Russell 3000 Index (which represents approximately 98% of the investable U.S. equity market). The Index is an unmanaged index generally considered as the premier of small capitalization stocks. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in the sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Ten Years would have been 16.13%, .48% and 2.52%, respectively. The Class B "S.E.C. Standardized" Average Annual Total Return for One Year, Five Years and Since Inception would have been 18.38%, .57% and 2.94%, respectively. Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Russell 2000 Index figures are from Frank Russell and Company and all other figures are from First Investors Management Company, Inc.




Portfolio of Investments
FIRST INVESTORS SPECIAL SITUATIONS FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.2%
              Consumer Discretionary--18.1%
    69,400  * Aeropostale, Inc.                                                                 $1,877,270         $99
   193,500  * Champion Enterprises, Inc.                                                         1,228,725          65
    62,400  * Chico's FAS, Inc.                                                                  1,911,935         100
    24,100    Claire's Stores, Inc.                                                                806,386          43
   142,300  * Concord Camera Corporation                                                         1,515,495          80
    28,000    Culp, Inc.                                                                           257,600          14
    22,800  * Cumulus Media, Inc. - Class "A"                                                      388,740          21
    14,900  * Dick's Sporting Goods, Inc.                                                          556,366          29
    29,380    Fred's, Inc. - Class "A"                                                             968,365          51
    26,200  * FTD, Inc. - Class "A"                                                                589,762          31
    22,900  * Getty Images, Inc.                                                                   805,164          43
    24,600  * Guitar Center, Inc.                                                                  791,136          42
    76,700  * Jarden Corporation                                                                 2,895,425         152
    28,100  * Leapfrog Enterprises, Inc. - Class "A"                                             1,067,800          56
    13,100    Michaels Stores, Inc.                                                                533,956          28
    86,000  * Movie Gallery, Inc.                                                                1,689,900          89
   142,300  * MTR Gaming Group, Inc.                                                             1,233,741          65
    17,900  * Multimedia Games, Inc.                                                               651,381          34
    57,500    Navigant International, Inc.                                                         805,575          43
     2,669  * NVR, Inc.                                                                          1,245,089          66
    30,800  * Penn National Gaming, Inc.                                                           656,656          35
    60,300  * Quicksilver, Inc.                                                                    961,785          51
   216,400  * Regent Communications, Inc.                                                        1,320,040          70
   103,300  * Restoration Hardware, Inc.                                                           600,173          32
    83,700  * Scientific Games Corporation - Class "A"                                             955,017          50
    28,400  * Select Comfort Corporation                                                           752,600          40
    29,900  * Shuffle Master, Inc.                                                                 812,682          43
    22,600  * Sports Authority, Inc.                                                               710,996          38
    22,300  * Steven Madden, Ltd.                                                                  423,031          22
    66,900  * Tractor Supply Company                                                             2,194,989         116
    65,400    Triarc Companies, Inc. - Class "A"                                                   658,578          35
   130,800    Triarc Companies, Inc. - Class "B"                                                 1,360,320          72
    10,600  * Tuesday Morning Corporation                                                          294,998          16
    29,600  * Urban Outfitters, Inc.                                                               771,376          41
----------------------------------------------------------------------------------------------------------------------
                                                                                                34,293,052       1,812
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Energy--3.9%
    79,200    Chesapeake Energy Corporation                                                       $853,776         $45
       435    Cross Timbers Royalty Trust                                                            9,135           1
     9,927    Devon Energy Corporation                                                             478,382          25
     4,500  * Houston Exploration Company                                                          157,950           8
    30,700  * National-Oilwell, Inc.                                                               556,898          29
    19,800    Noble Energy, Inc.                                                                   758,340          40
    39,200  * Patterson-UTI Energy, Inc.                                                         1,061,144          56
    22,800  * Remington Oil & Gas Corporation                                                      413,820          22
    51,750  * TETRA Technologies, Inc.                                                           1,067,085          56
    27,000    World Fuel Services Corporation                                                      757,890          41
    58,833    XTO Energy, Inc.                                                                   1,234,905          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,349,325         388
----------------------------------------------------------------------------------------------------------------------
              Financials--8.1%
     1,700    Bank of the Ozarks, Inc.                                                              75,667           4
     9,400    Capital Automotive (REIT)                                                            286,794          15
     6,400  * CapitalSource, Inc.                                                                  112,000           6
    25,200    Capitol Bancorp, Ltd.                                                                674,100          36
    36,250    Doral Financial Corporation                                                        1,703,750          89
    55,400    HCC Insurance Holdings, Inc.                                                       1,611,032          85
    32,400    Infinity Property & Casualty Corporation                                             910,764          48
    71,900  * MI Developments, Inc.                                                              1,632,130          86
    43,400  * Montpelier Re Holdings, Ltd.                                                       1,308,510          69
    53,200    Odyssey Re Holdings Corporation                                                    1,094,856          58
    57,100    Provident Financial Services, Inc.                                                 1,094,036          58
    62,300    RAIT Investment Trust                                                              1,430,408          76
    44,600    Safety Insurance Group, Inc.                                                         692,192          37
    52,800    Thornburg Mortgage, Inc.                                                           1,337,424          71
    20,000    Westamerica Bancorporation                                                           889,000          47
    12,600    Westcorp, Inc.                                                                       440,370          23
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,293,033         808
----------------------------------------------------------------------------------------------------------------------
              Health Care--20.6%
     9,200  * American Healthways, Inc.                                                            386,308          20
    35,000  * AmSurg Corporation                                                                 1,154,650          61
     6,300  * Angiotech Pharmaceuticals, Inc.                                                      274,995          15
   135,400  * Axcan Pharma, Inc.                                                                 1,849,564          98
    80,100  * Bio-Reference Laboratories, Inc.                                                     823,428          43
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care (continued)
    31,400  * Celgene Corporation                                                               $1,360,562         $72
    71,000  * Centene Corporation                                                                2,157,690         114
    14,900  * Cephalon, Inc.                                                                       684,208          36
    36,700  * Curative Health Services, Inc.                                                       655,829          35
    23,700  * CV Therapeutics, Inc.                                                                521,400          28
    25,700  * DaVita, Inc.                                                                         818,031          43
    44,400  * Eon Labs, Inc.                                                                     1,702,740          90
    57,800  * Exact Sciences Corporation                                                           780,300          41
    21,600  * Fisher Scientific International, Inc.                                                857,304          45
    43,600  * Genesis Health Ventures, Inc.                                                      1,057,300          56
    45,000  * Hanger Orthopedic Group, Inc.                                                        690,750          36
    25,200  * Hollis-Eden Pharmaceuticals, Inc.                                                    613,872          32
   103,200  * KV Pharmaceutical Company - Class "A"                                              2,322,000         123
     8,000  * Med-Design Corporation                                                                34,800           2
    94,500  * Med-Design Corporation ** +                                                          370,440          20
    16,100    Medicis Pharmaceutical Corporation - Class "A"                                       943,460          50
    17,300  * MGI Pharma, Inc.                                                                     679,198          36
    18,100  * Mid Atlantic Medical Services, Inc.                                                  930,883          49
    17,000  * Neurocrine Biosciences, Inc.                                                         841,840          44
    22,200  * NPS Pharmaceuticals, Inc.                                                            618,270          33
    79,675  * Odyssey Healthcare, Inc.                                                           2,375,909         125
     5,500  * Possis Medical, Inc.                                                                  85,800           5
    79,500  * Repligen Corporation                                                                 428,505          23
    32,000  * Select Medical Corporation                                                           921,600          49
    18,820  * SFBC International, Inc.                                                             535,090          28
    55,700  * Steris Corporation                                                                 1,282,214          68
    88,900  * SuperGen, Inc.                                                                       667,639          35
    37,400    Synovis Life Technologies, Inc. ** +                                                 823,174          43
    35,700  * Taro Pharmaceuticals Industries, Ltd.                                              2,012,052         106
    47,900  * U.S. Physical Therapy, Inc.                                                          585,865          31
   115,600  * VCA Antech, Inc.                                                                   2,722,380         143
    53,800  * VistaCare, Inc. - Class "A"                                                        1,683,940          89
    19,100  * Wilson Greatbatch Technologies, Inc.                                                 688,555          36
    36,100  * ZOLL Medical Corporation                                                           1,157,005          61
----------------------------------------------------------------------------------------------------------------------
                                                                                                39,099,550       2,064
----------------------------------------------------------------------------------------------------------------------
              Industrials--9.5%
    38,800  * Arbitron, Inc.                                                                     1,369,640          72
    30,000  * Career Education Corporation                                                       1,359,000          72
    59,200  * DRS Technologies, Inc.                                                             1,428,496          75
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Industrials (continued)
    27,300  * Education Management Corporation                                                  $1,574,390         $83
    25,500  * ESCO Technologies, Inc.                                                            1,154,385          61
    46,550  * Genesee & Wyoming, Inc. - Class "A"                                                1,103,701          58
    27,900  * Marten Transport, Ltd.                                                               728,190          38
    63,400  * Moore Wallace, Inc.                                                                  900,280          48
    46,700  * MTC Technologies, Inc.                                                             1,083,440          57
    18,200  * Old Dominion Freight Line, Inc.                                                      529,438          28
    43,200    Oshkosh Truck Corporation                                                          1,711,152          91
    35,100  * United Defense Industries, Inc.                                                      996,489          53
   135,000    United Industrial Corporation                                                      2,146,500         114
    25,300  * Wabash National Corporation                                                          403,535          21
    24,000  * Waste Connections, Inc.                                                              842,160          44
    29,700    Werner Enterprises, Inc.                                                             680,427          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                18,011,223         951
----------------------------------------------------------------------------------------------------------------------
              Information Technology--29.9%
    32,500  * Altiris, Inc.                                                                        854,100          45
    24,300  * AMIS Holdings, Inc.                                                                  448,578          24
    87,300  * Aspect Communications Corporation                                                    727,209          38
   233,200  * Atari, Inc.                                                                          953,788          50
    19,500  * ATMI, Inc.                                                                           492,765          26
    13,900  * Avid Technology, Inc.                                                                734,476          39
    54,700  * Cognizant Technology Solutions
                Corporation - Class "A"                                                          1,994,909         106
   172,200  * Conexant Systems, Inc.                                                               974,652          51
    78,400  * Cray, Inc.                                                                           860,832          45
    50,000  * Credence Systems Corporation                                                         575,000          30
    13,800  * Cymer, Inc.                                                                          568,560          30
    29,200  * Cypress Semiconductor Corporation                                                    516,256          27
    45,300  * Digital River, Inc.                                                                1,238,955          65
       600  * Digital Theater Systems, Inc.                                                         17,089           1
    33,500  * Documentum, Inc.                                                                     713,885          38
    38,000  * DSP Group, Inc.                                                                      946,580          50
    32,900  * DuPont Photomasks, Inc.                                                              747,159          39
    82,300  * Embarcadero Technologies, Inc.                                                       826,292          44
    12,000  * Excel Technology, Inc.                                                               300,000          16
    31,800  * FLIR Systems, Inc.                                                                   814,716          43
    77,800  * Global Imaging Systems, Inc.                                                       1,913,880         101
    60,900  * GlobespanVirata, Inc.                                                                439,698          23
    32,000  * Hyperion Solutions Corporation                                                       923,840          49
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    27,400  * Integrated Circuit Systems, Inc.                                                    $823,096         $43
    93,400  * Intergraph Corporation                                                             2,174,352         115
    24,100  * International Rectifier Corporation                                                  902,304          48
    34,700    Inter-Tel, Inc.                                                                      851,885          45
    26,600  * InterVideo, Inc.                                                                     570,570          30
    22,700  * Itron, Inc.                                                                          455,589          24
    28,200  * J2 Global Communications, Inc.                                                     1,066,806          56
    88,600  * Kopin Corporation                                                                    613,998          32
    23,600  * Kronos, Inc.                                                                       1,248,676          66
    78,700  * Lexar Media, Inc.                                                                  1,341,048          71
    54,500  * Magma Design Automation, Inc.                                                      1,069,290          56
    22,100  * Manhattan Associates, Inc.                                                           572,169          30
    16,800  * ManTech International Corporation - Class "A"                                        417,984          22
    53,400  * MapInfo Corporation                                                                  512,106          27
    92,800  * Maxtor Corporation                                                                 1,129,376          60
   150,700  * MEMC Electronic Materials, Inc.                                                    1,644,137          87
    36,100  * Mentor Graphics Corporation                                                          632,833          33
    14,100  * Mercury Interactive Corporation                                                      640,281          34
    84,400  * Mindspeed Technologies, Inc.                                                         454,916          24
   258,000  * MPS Group, Inc.                                                                    2,322,000         124
    48,500  * Neoware Systems, Inc.                                                                827,895          44
    15,600  * NetScreen Technologies, Inc.                                                         346,788          18
    45,100  * O2Micro International, Ltd.                                                          651,695          34
    20,900  * OmniVision Technologies, Inc.                                                        882,816          47
   121,600  * Pinnacle Systems, Inc.                                                             1,025,088          54
   106,300  * Pixelworks, Inc.                                                                     916,306          48
    31,000  * Planar Systems, Inc.                                                                 664,950          35
    39,700  * Progress Software Corporation                                                        853,550          45
     6,400  * SafeNet, Inc.                                                                        231,232          12
    16,900  * ScanSource, Inc.                                                                     617,526          33
     2,000  * Sigmatel, Inc.                                                                        41,220           2
    29,900  * Skyworks Solutions, Inc.                                                             272,090          14
    26,600    StarTek, Inc.                                                                        851,200          45
    39,800  * Sybase, Inc.                                                                         676,998          36
   145,600  * Sycamore Networks, Inc.                                                              713,440          38
    58,100  * Synaptics, Inc.                                                                      625,156          33
    60,600  * Titan Corporation                                                                  1,262,904          67
    25,300  * Trimble Navigation, Ltd.                                                             585,695          31
    31,800  * TTM Technologies, Inc.                                                               454,104          24
    58,900  * United Online, Inc.                                                                2,045,008         109
    51,800  * UTStarcom, Inc.                                                                    1,647,758          87
----------------------------------------------------------------------------------------------------------------------




Portfolio of Investments (continued)
FIRST INVESTORS SPECIAL SITUATIONS FUND
September 30, 2003
----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Shares or                                                                                                  $10,000 of
  Warrants    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology (continued)
    38,200  * Varian Semiconductor Equipment Associates, Inc.                                   $1,430,590         $76
     2,200  * Websense, Inc.                                                                        46,794           2
    54,400  * Western Digital Corporation                                                          701,216          37
    14,200  * White Electronic Designs Corporation                                                 152,650           8
----------------------------------------------------------------------------------------------------------------------
                                                                                                56,551,304       2,986
----------------------------------------------------------------------------------------------------------------------
              Materials--2.6%
    10,800    Centex Construction Products, Inc.                                                   482,436          25
   122,700  * Headwaters, Inc.                                                                   1,975,470         105
    23,500    International Flavors & Fragrances, Inc.                                             777,380          41
    48,500  * Louisiana-Pacific Corporation                                                        668,330          35
    36,700    NN, Inc.                                                                             471,962          25
    39,300    Penford Corporation                                                                  510,900          27
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,886,478         258
----------------------------------------------------------------------------------------------------------------------
              Other--.6%
     9,000    Biotech HOLDRs Trust                                                               1,161,360          61
----------------------------------------------------------------------------------------------------------------------
              Telecommunication Services--2.0%
    29,900  * Commonwealth Telephone Enterprises, Inc.                                           1,199,887          63
    46,100    CT Communications, Inc.                                                              520,930          28
    21,100  * NII Holdings, Inc. - Class "A"                                                     1,259,459          67
   102,400  * PTEK Holdings, Inc.                                                                  834,560          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,814,836         202
----------------------------------------------------------------------------------------------------------------------
              Utilities--.9%
    42,300    Equitable Resources, Inc.                                                          1,738,530          92
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $137,866,811)                                               182,198,691       9,622
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.0%
              Health Care
    31,500  * Med-Design Corporation (expiring 7/29/08)
               (cost $3,938) ** +                                                                    3,938          --
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--4.8%
              ChevronTexaco Corp.:
    $2,400M     1.02%, 10/6/03                                                                  $2,399,660        $127
     3,300M     1.01%, 10/7/03                                                                   3,299,444         174
     3,400M   Prudential Funding Corp., 1.03%, 10/1/03                                           3,400,000         180
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $9,099,104)                                      9,099,104         481
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $146,969,853)                                       101.0%    191,301,733      10,103
Excess of Liabilities Over Other Assets                                               (1.0)     (1,941,149)       (103)
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $189,360,584     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (see Note 1A)

 + See Note 6

See notes to financial statements




Portfolio Manager's Letter
FIRST INVESTORS FOCUSED EQUITY FUND

Dear Investor:

This is the annual report for the First Investors Focused Equity Fund for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 26.2% for Class A shares and 25.2% for Class B shares.

October 9, 2002 marked the inception of the current bull market. Investors who had abandoned equities missed the sharp snap back we experienced during the reporting period. Over the year ended September 30, 2003, the S&P 500 was up over 24% and the tech-heavy Nasdaq gained even more. Increasing optimism that the economy is in the early stages of rebounding has fueled this surge in the broad market. Increases in consumer confidence and manufacturing output, resilience in consumer spending and improved productivity have been supported by low interest rates and reduced tax rates.

The Fund benefited from the rising economy, the strong equity market and stock selection. In particular, certain health care and consumer discretionary stocks helped to move the Fund higher. Sector allocation also contributed positively to the Fund's results. Our overweight position in the information technology and consumer staples sectors benefited the Fund. Stock selection and an underweight position in the telecommunications sector offset some of the positive performance. During the reporting period, the Fund held between 40-45 securities, an increase from the 30-35 securities held in the previous period.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ MATTHEW E. MEGARGEL

Matthew E. Megargel
Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS FOCUSED EQUITY FUND

Comparison of change in value of $10,000 investment in the First Investors Focused Equity Fund (Class A shares) and the Standard & Poor's 500 Index.

FOCUSED EQUITY
GRAPH PLOTS
As of September 30, 2003

                                    FOCUSED              S & P
                                    EQUITY                500
MAR 99                             $ 9,425             $10,000
SEP 99                              10,254               9,918
SEP 00                               9,783              11,235
SEP 01                               7,276               8,245
SEP 02                               5,401               6,555
SEP 03                               6,814               8,155

(INSET BOX IN CHART READS:)

                     Average Annual Total Returns*
Class A Shares      N.A.V. Only     S.E.C. Standardized
  One Year            26.18%              18.92%
  Since Inception
  (3/22/99)           (6.91%)             (8.12%)
Class B Shares
  One Year            25.22%              21.22%
  Since Inception
  (3/22/99)           (7.57%)             (7.99%)

  The graph compares a $10,000 investment in the First Investors Focused Equity Fund (Class A shares) beginning 3/22/99 (inception date) with a theoretical investment in the Standard & Poor's 500 Index (the "Index"). The Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of such stocks, which represent all major industries. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures are for the periods ended 9/30/03. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02 the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During certain of the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Return Since Inception would have been (8.13%). The Class B "S.E.C. Standardized" Average Annual Total Return Since Inception would have been (8.00%). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Standard & Poor's 500 Index figures are from Standard & Poor's and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS FOCUSED EQUITY FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--98.7%
              Consumer Discretionary--9.1%
   152,400  * AOL Time Warner, Inc.                                                             $2,302,764        $393
    46,100  * Comcast Corporation - Special Class "A"                                            1,361,794         232
    28,100    Gap, Inc.                                                                            481,072          82
    23,200    Lowe's Companies, Inc.                                                             1,204,080         205
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,349,710         912
----------------------------------------------------------------------------------------------------------------------
              Consumer Staples--10.5%
    14,700    Altria Group, Inc.                                                                   643,860         110
    24,600    Coca-Cola Company                                                                  1,056,816         180
    32,500    Gillette Company                                                                   1,039,350         177
    23,900    PepsiCo, Inc.                                                                      1,095,337         186
     9,800    Procter & Gamble Company                                                             909,636         155
    25,700    Wal-Mart Stores, Inc.                                                              1,435,345         245
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,180,344       1,053
----------------------------------------------------------------------------------------------------------------------
              Energy--6.3%
    24,900    ChevronTexaco Corporation                                                          1,779,105         303
    39,800    Schlumberger, Ltd.                                                                 1,926,320         329
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,705,425         632
----------------------------------------------------------------------------------------------------------------------
              Financials--21.6%
    20,500    American Express Company                                                             923,730         158
    37,520    American International Group, Inc.                                                 2,164,904         369
    17,500    Bank of America Corporation                                                        1,365,700         233
    30,600    Bank One Corporation                                                               1,182,690         202
    64,000    Citigroup, Inc.                                                                    2,912,640         496
    17,500    Marsh & McLennan Companies, Inc.                                                     833,175         142
    29,700    Merrill Lynch & Company, Inc.                                                      1,589,841         271
    45,700    Travelers Property Casualty Corporation - Class "B"                                  725,716         124
    22,800    Wachovia Corporation                                                                 939,132         160
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,637,528       2,155
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--14.7%
    37,900    Abbott Laboratories                                                               $1,612,645        $275
    18,600    Cardinal Health, Inc.                                                              1,086,054         185
    17,900    Eli Lilly & Company                                                                1,063,260         181
    12,500  * Genzyme Corporation                                                                  578,125          99
    89,300    Pfizer, Inc.                                                                       2,712,934         462
    34,100    Wyeth                                                                              1,572,010         268
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,625,028       1,470
----------------------------------------------------------------------------------------------------------------------
              Industrials--11.4%
    10,000    3M Company                                                                           690,700         118
    14,600    FedEx Corporation                                                                    940,678         160
    81,400    General Electric Company                                                           2,426,534         413
    19,800    Lockheed Martin Corporation                                                          913,770         156
    11,500    United Technologies Corporation                                                      888,720         151
    31,300    Waste Management, Inc.                                                               819,121         140
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,679,523       1,138
----------------------------------------------------------------------------------------------------------------------
              Information Technology--20.1%
    48,700  * Accenture, Ltd. - Class "A"                                                        1,087,958         185
    38,900  * Applied Materials, Inc.                                                              705,646         120
    66,900  * Cisco Systems, Inc.                                                                1,307,226         223
    19,500  * Dell, Inc.                                                                           651,105         111
    71,093    Hewlett-Packard Company                                                            1,376,360         235
    68,600    Intel Corporation                                                                  1,887,186         322
    13,900    International Business Machines Corporation                                        1,227,787         209
   126,700    Microsoft Corporation                                                              3,520,993         600
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,764,261       2,005
----------------------------------------------------------------------------------------------------------------------
              Materials--3.9%
    47,900    Alcoa, Inc.                                                                        1,253,064         213
    26,400    International Paper Company                                                        1,030,128         176
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,283,192         389
----------------------------------------------------------------------------------------------------------------------
              Utilities--1.1%
    10,300    Exelon Corporation                                                                   654,050         111
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $58,404,392)                                                 57,879,061       9,865
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS FOCUSED EQUITY FUND
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
  Principal                                                                                                 $10,000 of
     Amount   Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--1.2%
      $714M   BNP Paribas Corp., .97%, 10/1/03 (collateralized by
              U.S. Treasury Notes, 3.25%, 12/31/03,
                valued at $728,774) (cost $714,000)                                               $714,000        $121
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $59,118,392)                                         99.9%     58,593,061       9,986
Other Assets, Less Liabilities                                                          .1          81,787          14
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%    $58,674,848     $10,000
======================================================================================================================

* Non-income producing

See notes to financial statements




Portfolio Manager's Letter
FIRST INVESTORS GLOBAL FUND, INC.

Dear Investor:

This is the annual report for the First Investors Global Fund, Inc. for the fiscal year ended September 30, 2003. During the period, the Fund's return on a net asset value basis was 21.7% for Class A shares and 21.0% for Class B shares.

The Fund benefited from the rebound in the global equity markets as the economic recovery took hold and investors priced in expectations that it would continue into 2004. All regional markets strengthened considerably with Europe rising 28.2%, the Pacific Basin excluding Japan up 35.2%, the U.S. increasing 24.4%, and Japan up 18.5%. For the twelve months ended September 30, 2003, all of the 24 developed countries in the MSCI All Country World Free Index ("the Index") registered positive returns, as did all ten major industry composites.

The Fund underperformed the Index with stock selection within materials and industrials being the largest detractor to relative performance. Stock selection within the U.S. and emerging markets also had a negative impact, as did underweight allocations to Canada and the Pacific Basin (excluding Japan). The Fund also did not experience the gains enjoyed by the more speculative, smaller capitalization stocks in the benchmark, since the Fund focuses primarily on higher quality, larger capitalization securities.

Stock selection within the information technology, consumer discretionary and health care sectors, as well as stock selection within Canada and the UK helped relative performance. Overweights in Europe and the emerging markets and underweights in Japan, the U.S. and the UK were also positive.

As of September 30, 2003, the Fund was broadly diversified across 25 countries with the bulk of the exposure in the U.S. (45%), Europe (30%), and Japan (11%). The U.S. remains an underweight position in the portfolio. Our European exposure has been consistently diversified across 12 countries and remains overweight relative to the Index in Europe. Japan has moved back to an overweight after being underweight much of the year.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ TROND SKRAMSTAD

Trond Skramstad
Portfolio Manager

October 31, 2003



Cumulative Performance Information
FIRST INVESTORS GLOBAL FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Global Fund, Inc. (Class A shares) and the Morgan Stanley Capital
International ("MSCI") All Country World Free Index.

GLOBAL
GRAPH PLOTS
As of September 30, 2003

                                                   MORGAN STANLEY
                               FIRST INVESTORS      ALL COUNTRY
                                    GLOBAL        WORLD INDEX FREE
DEC 93                             $ 9,425             $10,000
DEC 94                               9,072              10,503
DEC 95                              10,689              12,546
DEC 96                              12,232              14,198
DEC 97                              13,208              16,327
SEP 98                              13,043              16,439
SEP 99                              16,908              21,518
SEP 00                              18,890              23,242
SEP 01                              13,437              16,702
SEP 02                              10,910              13,744
SEP 03                              13,308              17,424

(INSET BOX IN CHART READS:)

                      Average Annual Total Returns*
Class A Shares      N.A.V. Only      S.E.C. Standardized
  One Year            21.70%               14.67%
  Five Years           0.40%               (0.79%)
  Ten Years            4.32%                3.71%
Class B Shares
  One Year            21.00%               17.00%
  Five Years          (0.27%)              (0.68%)
  Since Inception
  (1/12/95)            3.70%                3.70%

  The graph compares a $10,000 investment in the First Investors Global Fund, Inc. (Class A shares) beginning 12/31/93 with a theoretical investment in the MSCI All Country World Free Index (the "Index"). The Index represents both the developed and the emerging markets. The Index includes 49 markets of which emerging markets represent approximately 4.48%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/03) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. MSCI All Country World Free Index figures are from Morgan Stanley & Co., Inc. and all other figures are from First Investors Management Company, Inc.



Portfolio of Investments
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--96.6%
              United States--45.3%
    13,800    3M Company                                                                          $953,166         $46
    52,000    Abbott Laboratories                                                                2,212,600         107
    67,600    Alcoa, Inc.                                                                        1,768,416          85
    20,200    Altria Group, Inc.                                                                   884,760          43
    28,300    American Express Company                                                           1,275,198          61
    52,553    American International Group, Inc.                                                 3,032,308         146
    19,000  * Analog Devices, Inc.                                                                 722,380          35
   183,400  * AOL Time Warner, Inc.                                                              2,771,174         134
    54,100  * Applied Materials, Inc.                                                              981,374          47
    22,500    Bank of America Corporation                                                        1,755,900          85
    41,800    Bank One Corporation                                                               1,615,570          78
    28,400  * Brinker International, Inc.                                                          947,424          46
    25,800    Cardinal Health, Inc.                                                              1,506,462          73
    34,500    ChevronTexaco Corporation                                                          2,465,025         119
    17,300  * ChoicePoint, Inc.                                                                    579,550          28
   101,900  * Cisco Systems, Inc.                                                                1,991,126          96
    88,249    Citigroup, Inc.                                                                    4,016,212         194
    34,300    Coca-Cola Company                                                                  1,473,528          71
    58,600    Coca-Cola Enterprises, Inc.                                                        1,116,916          54
    61,300  * Comcast Corporation - Class "A"                                                    1,810,802          87
    14,200    CVS Corporation                                                                      441,052          21
    26,700  * Dell, Inc.                                                                           891,513          43
    14,100  * EchoStar Communications Corporation                                                  539,607          26
    28,400    Eli Lilly & Company                                                                1,686,960          81
    19,100    EOG Resources, Inc.                                                                  797,234          39
    14,800    Exelon Corporation                                                                   939,800          45
    18,300    FedEx Corporation                                                                  1,179,069          57
     7,100    Freeport-McMoRan Copper & Gold, Inc. - Class "B"                                     235,010          11
    76,800    Gap, Inc.                                                                          1,314,815          63
    11,300    General Dynamics Corporation                                                         882,078          43
   113,600    General Electric Company                                                           3,386,416         163
     5,200  * Genzyme Corporation                                                                  240,500          12
    43,500    Gillette Company                                                                   1,391,130          67
    11,800    Guidant Corporation                                                                  552,830          27
   100,200    Hewlett-Packard Company                                                            1,939,872          94
    35,500    IMS Health, Inc.                                                                     749,050          36
    94,560    Intel Corporation                                                                  2,601,346         126
    11,300  * InterActiveCorp                                                                      373,465          18
    19,900    International Business Machines Corporation                                        1,757,767          85
    36,800    International Paper Company                                                        1,435,936          69
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              United States (continued)
    24,600  * International Rectifier Corporation                                                 $921,024         $44
     7,800  * Intuit, Inc.                                                                         376,272          18
    32,000  * Lamar Advertising Company - Class "A"                                                938,880          45
    17,700    Legg Mason, Inc.                                                                   1,277,940          62
    27,400    Lockheed Martin Corporation                                                        1,264,510          61
    32,100    Lowe's Companies, Inc.                                                             1,665,990          80
    23,700    Marsh & McLennan Companies, Inc.                                                   1,128,357          54
    34,900    Masco Corporation                                                                    854,352          41
    22,800  * MEMC Electronic Materials, Inc.                                                      248,748          12
    42,800    Merrill Lynch & Company, Inc.                                                      2,291,084         111
    15,500    Michaels Stores, Inc.                                                                631,780          30
   178,000    Microsoft Corporation                                                              4,946,620         239
    12,300    Omnicom Group, Inc.                                                                  883,755          43
    34,900    PepsiCo, Inc.                                                                      1,599,467          77
   124,525    Pfizer, Inc.                                                                       3,783,070         182
    14,900    Procter & Gamble Company                                                           1,383,018          67
    24,500    St. Paul Companies, Inc.                                                             907,235          44
    41,100  * SunGard Data Systems, Inc.                                                         1,081,341          52
    63,100    Travelers Property Casualty Corporation - Class "B"                                1,002,028          48
    14,800    United Technologies Corporation                                                    1,143,744          55
    33,600    Wachovia Corporation                                                               1,383,984          67
    35,400    Wal-Mart Stores, Inc.                                                              1,977,090          95
    83,500    Waste Management, Inc.                                                             2,185,195         105
     5,900  * WellPoint Health Networks, Inc.                                                      454,772          22
    50,300    Wyeth                                                                              2,318,830         112
----------------------------------------------------------------------------------------------------------------------
                                                                                                93,864,427       4,527
----------------------------------------------------------------------------------------------------------------------
              Japan--11.1%
   140,000    Asahi Glass Company, Ltd.                                                            963,702          46
    95,000    Dai Nippon Printing Company, Ltd.                                                  1,302,779          63
    34,000    Fuji Photo Film Company, Ltd.                                                        998,254          48
    50,000    Fujisawa Pharmaceutical Company, Ltd.                                              1,136,820          55
    30,400    Honda Motor Company, Ltd.                                                          1,216,381          59
    49,000    Kao Corporation                                                                    1,035,134          50
     4,800    Keyence Corporation                                                                1,019,165          49
    11,600    Nintendo Company, Ltd.                                                               971,902          47
   298,000    Nippon Express Company, Ltd.                                                       1,245,724          60
    63,000    Nomura Holdings, Inc.                                                              1,015,083          49
    14,100    Nomura Research Institute, Ltd.                                                    1,283,597          62
       934    NTT DoCoMo, Inc.                                                                   2,282,433         110
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Japan (continued)
    12,800    ORIX Corporation                                                                  $1,000,260         $48
     8,000    Rohm Company, Ltd.                                                                 1,038,357          50
    26,000    Shin-Etsu Chemical Company, Ltd.                                                     977,487          47
   101,000    Shionogi & Company, Ltd.                                                           1,753,927          85
       954  * SKY Perfect Communications, Inc.                                                   1,152,844          56
    65,000    Sompo Japan Insurance, Inc.                                                          470,125          23
    15,500    Sony Corporation                                                                     541,109          26
    29,400    Sony Corporation (ADR)                                                             1,023,120          49
       129    Sumitomo Mitsui Financial Group, Inc.                                                519,626          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                22,947,829       1,107
----------------------------------------------------------------------------------------------------------------------
              United Kingdom--10.2%
    29,100    AstraZeneca PLC                                                                    1,228,974          59
   485,000    BP PLC                                                                             3,327,867         160
   816,700  * British Airways PLC                                                                2,255,789         109
   474,900    Compass Group PLC                                                                  2,737,826         132
 3,530,200  * Corus Group PLC                                                                    1,187,678          57
   361,400    Hilton Group PLC                                                                   1,079,273          52
   249,127    National Grid Transco PLC                                                          1,595,583          77
   111,972    Reckitt Benckiser PLC                                                              2,250,966         109
   144,984    Royal Bank of Scotland Group PLC                                                   3,685,409         178
   949,412    Vodafone Group PLC                                                                 1,892,824          91
----------------------------------------------------------------------------------------------------------------------
                                                                                                21,242,189       1,024
----------------------------------------------------------------------------------------------------------------------
              France--8.1%
    79,404    Aventis SA                                                                         4,119,534         199
    48,829    AXA                                                                                  822,819          40
    24,700    Carrefour SA                                                                       1,242,621          60
    62,083  * France Telecom SA                                                                  1,427,900          69
    59,375    Lafarge SA                                                                         3,847,927         186
    37,700    Schneider Electric SA                                                              1,953,707          94
    22,844    Total SA                                                                           3,447,745         166
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,862,253         814
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Germany--3.1%
    42,700    Bayerische Motoren Werke (BMW) AG                                                 $1,613,618         $78
    60,500    DaimlerChrysler AG                                                                 2,113,658         102
    61,000  * Deutsche Telekom AG                                                                  877,314          42
    38,900    E.ON AG                                                                            1,898,111          92
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,502,701         314
----------------------------------------------------------------------------------------------------------------------
              South Korea--2.8%
   164,930    Kia Motors Corporation                                                             1,147,190          55
    42,410    Kookmin Bank                                                                       1,390,129          67
     5,610    Samsung Electronics Company, Ltd.                                                  1,912,029          92
     8,010    SK Telecom Company, Ltd.                                                           1,281,433          62
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,730,781         276
----------------------------------------------------------------------------------------------------------------------
              Switzerland--2.6%
   207,300    ABB, Ltd.                                                                          1,145,911          55
    12,610    Nestle SA                                                                          2,907,576         140
       855    Serono SA - Class "B"                                                                559,382          27
    12,360    UBS AG                                                                               693,530          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,306,399         256
----------------------------------------------------------------------------------------------------------------------
              Netherlands--2.5%
   104,500    Akzo Nobel NV                                                                      3,257,787         157
    52,000  * ASML Holding NV                                                                      681,262          33
    66,133    ING Groep NV                                                                       1,211,449          58
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,150,498         248
----------------------------------------------------------------------------------------------------------------------
              Sweden--2.4%
   132,000    ForeningsSparbanken AB                                                             1,953,874          94
   512,520    Nordea AB                                                                          2,921,909         141
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,875,783         235
----------------------------------------------------------------------------------------------------------------------
              Canada--1.6%
    10,600    Canadian National Railway Company                                                    551,412          27
    68,300    National Bank of Canada                                                            1,842,321          89
    19,100    Talisman Energy, Inc.                                                                907,832          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,301,565         160
----------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
                                                                                                            $10,000 of
    Shares    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Netherlands Antilles--1.3%
    53,900    Schlumberger, Ltd.                                                                $2,608,760        $126
----------------------------------------------------------------------------------------------------------------------
              Taiwan--1.1%
   521,800  * United Microelectronics Corporation (ADR)                                          2,353,318         113
----------------------------------------------------------------------------------------------------------------------
              Malaysia--1.1%
   646,000    Malayan Banking Berhad                                                             1,632,000          79
 1,048,750    Public Bank Berhad                                                                   717,566          34
----------------------------------------------------------------------------------------------------------------------
                                                                                                 2,349,566         113
----------------------------------------------------------------------------------------------------------------------
              Hong Kong--.8%
    96,000    Cheung Kong Holdings, Ltd.                                                           759,317          37
   103,000    Sun Hung Kai Properties, Ltd.                                                        834,635          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,593,952          77
----------------------------------------------------------------------------------------------------------------------
              Mexico--.8%
    67,200    America Movil SA de CV (ADR) - Series "L"                                          1,552,992          75
----------------------------------------------------------------------------------------------------------------------
              Bermuda--.7%
    68,200  * Accenture, Ltd. - Class "A"                                                        1,523,588          73
----------------------------------------------------------------------------------------------------------------------
              Finland--.6%
    84,913    Nokia OYJ                                                                          1,307,265          63
----------------------------------------------------------------------------------------------------------------------
              Italy--.5%
   142,300  * Fiat SpA                                                                           1,125,208          54
----------------------------------------------------------------------------------------------------------------------
              Spain--.0%
     4,229    Industria de Diseno Textil SA                                                         90,618           4
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $173,819,184)                                               200,289,692       9,659
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Brazil
    23,000  * Vale Do Rio Doce - Class "B" (cost $0) **                                                143          --
----------------------------------------------------------------------------------------------------------------------



Portfolio of Investments (continued)
FIRST INVESTORS GLOBAL FUND, INC.
September 30, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--3.2%
    $6,738M   BNP Paribas Corp., .97%, 10/1/03 (collateralized by
                U.S. Treasury Notes, 3.25%, 12/31/03, valued at
                $6,872,166) (cost $6,738,000)                                                   $6,738,000        $325
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $180,557,184)                                        99.8%    207,027,835       9,984
Other Assets, Less Liabilities                                                          .2         328,807          16
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $207,356,642     $10,000
======================================================================================================================

 * Non-income producing

** Security valued at fair value (see Note 1A)

See notes to financial statements





Sector Diversification of the portfolio was as follows:
----------------------------------------------------------------------------------------------------------------------
                                                                             Percentage
Sector                                                                      of Net Assets                        Value
----------------------------------------------------------------------------------------------------------------------
Banks                                                                            9.4%                      $19,418,288
Pharmaceuticals & Biotechnology                                                  9.2                        19,040,599
Energy                                                                           6.5                        13,554,464
Diversified Financials                                                           6.2                        12,780,755
Materials                                                                        6.1                        12,710,383
Capital Goods                                                                    6.1                        12,547,586
Semiconductors & Semiconductor Equipment                                         5.5                        11,459,837
Software & Services                                                              4.9                        10,183,319
Telecommunication Services                                                       4.5                         9,314,895
Technology Hardware & Equipment                                                  4.3                         8,906,708
Media                                                                            3.9                         8,097,062
Food/Beverage/Tobacco                                                            3.8                         7,982,247
Insurance                                                                        3.5                         7,362,872
Automobiles & Components                                                         3.5                         7,216,054
Household & Personal Products                                                    2.9                         6,060,249
Transportation                                                                   2.5                         5,231,993
Hotels/Restaurants/Leisure                                                       2.3                         4,764,523
Utilities                                                                        2.1                         4,433,494
Retailing                                                                        2.0                         4,076,669
Commercial Services & Supplies                                                   2.0                         4,067,524
Food & Staples Retailing                                                         1.8                         3,660,763
Health Care Equipment & Services                                                 1.6                         3,263,114
Consumer Durables & Apparel                                                      1.2                         2,562,484
Real Estate                                                                       .8                         1,593,953
Repurchase Agreement                                                             3.2                         6,738,000
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments                                                      99.8                       207,027,835
Other Assets, Less Liabilities                                                    .2                           328,807
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%                     $207,356,642
======================================================================================================================





Statement of Assets and Liabilities
FIRST INVESTORS
September 30, 2003
-------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL                                     GROWTH &        ALL-CAP
                                                       RETURN          VALUE      BLUE CHIP         INCOME         GROWTH
-------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                               $181,955,957   $131,490,938   $368,391,936   $404,259,466    $79,341,082
                                                 ============   ============   ============   ============   ============
At value (Note 1A)                               $202,687,244   $144,288,376   $442,204,974   $474,754,722    $90,035,654
Cash                                                  306,683        640,095      1,382,913        247,957            738
Receivables:
Investment securities sold                          4,221,974        146,893      2,349,464      1,400,791      1,775,005
Shares sold                                         1,157,193        369,315        998,986      1,129,309        619,075
Dividends and interest                                971,627        361,136        461,573        458,217         33,094
Other assets                                               --             --             --             --             --
                                                 ------------   ------------   ------------   ------------   ------------
Total Assets                                      209,344,721    145,805,815    447,397,910    477,990,996     92,463,566
                                                 ------------   ------------   ------------   ------------   ------------
Liabilities
Payables:
Investment securities purchased                     3,741,190        732,491      1,075,954        563,030      1,701,040
Shares redeemed                                       253,381        203,802        539,982        682,838        147,387
Dividend payable                                       10,781         12,213             --          2,742             --
Forward currency contracts (Note 4)                        --             --             --             --             --
Accrued advisory fees                                 133,953         96,211        299,223        313,074         59,395
Accrued expenses                                       71,843         66,846        139,220        170,220         62,539
                                                 ------------   ------------   ------------   ------------   ------------
Total Liabilities                                   4,211,148      1,111,563      2,054,379      1,731,904      1,970,361
                                                 ------------   ------------   ------------   ------------   ------------
Net Assets                                       $205,133,573   $144,694,252   $445,343,531   $476,259,092    $90,493,205
                                                 ============   ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                  $217,435,848   $195,683,401   $537,067,588   $526,160,800   $101,532,519
Undistributed net investment income (deficit)        (312,490)        85,827             --             --             --
Accumulated net realized loss on investments
and foreign currency transactions                 (32,721,072)   (63,872,414)  (165,537,095)  (120,396,964)   (21,733,886)
Net unrealized appreciation in
value of investments and foreign
currency transactions                              20,731,287     12,797,438     73,813,038     70,495,256     10,694,572
                                                 ------------   ------------   ------------   ------------   ------------
Total                                            $205,133,573   $144,694,252   $445,343,531   $476,259,092    $90,493,205
                                                 ============   ============   ============   ============   ============
Net Assets:
Class A                                          $176,711,923   $125,953,851   $382,856,829   $399,958,022    $76,681,021
Class B                                          $ 28,421,650   $ 18,740,401   $ 62,486,702   $ 76,301,070    $13,812,184
Shares outstanding (Note 5):
Class A                                            14,704,814     25,259,253     22,333,675     37,464,108     11,362,048
Class B                                             2,396,011      3,810,540      3,842,440      7,433,990      2,088,394
Net asset value and redemption price
per share - Class A                                    $12.02          $4.99         $17.14         $10.68          $6.75
                                                       ======         ======         ======         ======         ======
Maximum offering price per share - Class A
(Net asset value/.9425)*                               $12.75          $5.29         $18.19         $11.33          $7.16
                                                       ======         ======         ======         ======         ======
Net asset value and offering price per share -
Class B (Note 5)                                       $11.86          $4.92         $16.26         $10.26          $6.61
                                                       ======         ======         ======         ======         ======

* On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements





---------------------------------------------------------------------------------------------------------
                                                     MID-CAP        SPECIAL        FOCUSED
                                                 OPPORTUNITY     SITUATIONS         EQUITY         GLOBAL
---------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                               $198,720,044   $146,969,853    $59,118,392   $180,557,184
                                                 ============   ============   ============   ============
At value (Note 1A)                               $226,541,028   $191,301,733    $58,593,061   $207,027,835
Cash                                                   97,574        190,051          1,652          8,624
Receivables:
Investment securities sold                            531,975        115,976         54,911      4,670,468
Shares sold                                           885,701        277,495        133,011        148,838
Dividends and interest                                116,960         55,467         53,034        400,294
Other assets                                               --             --             --         20,335
                                                 ------------   ------------   ------------   ------------
Total Assets                                      228,173,238    191,940,722     58,835,669    212,276,394
                                                 ------------   ------------   ------------   ------------
Liabilities
Payables:
Investment securities purchased                     1,029,924      2,097,206             --      4,241,357
Shares redeemed                                       269,334        241,505         71,010        343,443
Dividend payable                                           --             --             --             --
Forward currency contracts (Note 4)                        --             --             --         15,060
Accrued advisory fees                                 150,964        128,186         39,368        186,702
Accrued expenses                                      103,419        113,241         50,443        133,190
                                                 ------------   ------------   ------------   ------------
Total Liabilities                                   1,553,641      2,580,138        160,821      4,919,752
                                                 ------------   ------------   ------------   ------------
Net Assets                                       $226,619,597   $189,360,584    $58,674,848   $207,356,642
                                                 ============   ============   ============   ============
Net Assets Consist of:
Capital paid in                                  $231,511,487   $232,697,208    $87,944,902   $242,021,869
Undistributed net investment income (deficit)              --             --             --             --
Accumulated net realized loss on investments
and foreign currency transactions                 (32,712,874)   (87,668,504)   (28,744,723)   (61,153,926)
Net unrealized appreciation (depreciation) in
value of investments and foreign
currency transactions                              27,820,984     44,331,880       (525,331)    26,488,699
                                                 ------------   ------------   ------------   ------------
Total                                            $226,619,597   $189,360,584    $58,674,848   $207,356,642
                                                 ============   ============   ============   ============
Net Assets:
Class A                                          $192,030,879   $168,989,224    $47,960,666   $192,324,920
Class B                                          $ 34,588,718   $ 20,371,360    $10,714,182   $ 15,031,722
Shares outstanding (Note 5):
Class A                                            10,011,746     10,812,689      6,635,598     37,238,748
Class B                                             1,926,994      1,403,388      1,530,280      3,105,463
Net asset value and redemption price
per share - Class A                                    $19.18         $15.63          $7.23          $5.16
                                                       ======         ======         ======         ======
Maximum offering price per share - Class A
(Net asset value/.9425)*                               $20.35         $16.58          $7.67          $5.47
                                                       ======         ======         ======         ======
Net asset value and offering price per share -
Class B (Note 5)                                       $17.95         $14.52          $7.00          $4.84
                                                       ======         ======         ======         ======

* On purchases of $100,000 or more, the sales charge is reduced.


See notes to financial statements



Statement of Operations
FIRST INVESTORS
Year Ended September 30, 2003
-------------------------------------------------------------------------------------------------------------------------
                                                        TOTAL                                     GROWTH &        ALL-CAP
                                                       RETURN          VALUE      BLUE CHIP         INCOME         GROWTH
-------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                         $ 2,110,334    $ 3,921,368    $ 6,281,422    $ 8,109,176      $ 493,917
Interest                                            3,276,638        275,384        195,527        153,525         43,542
                                                 ------------   ------------   ------------   ------------   ------------
Total income                                        5,386,972      4,196,752      6,476,949      8,262,701        537,459
                                                 ------------   ------------   ------------   ------------   ------------
Expenses (Notes 1 and 3):
Advisory fees                                       1,727,397        938,678      3,620,830      3,129,474        511,933
Distribution plan expenses - Class A                  445,444        324,025      1,068,844      1,056,640        171,843
Distribution plan expenses - Class B                  243,412        171,487        598,291        699,359        109,767
Shareholder servicing costs                           625,878        551,077      1,771,940      1,701,363        507,509
Professional fees                                      40,407         68,083         88,738         70,949         22,511
Custodian fees and expenses                            39,464         24,181         58,591         50,042          8,492
Reports and notices to shareholders                    28,898         60,266         80,313         74,600         27,293
Other expenses                                         75,305         69,320        121,824        113,774         46,662
                                                 ------------   ------------   ------------   ------------   ------------
Total expenses                                      3,226,205      2,207,117      7,409,371      6,896,201      1,406,010
Less: Expenses waived or assumed                     (431,228)            --       (500,000)            --        (10,686)
Custodian fees paid indirectly                         (3,777)        (4,936)        (6,518)        (4,712)          (149)
                                                 ------------   ------------   ------------   ------------   ------------
Net expenses                                        2,791,200      2,202,181      6,902,853      6,891,489      1,395,175
                                                 ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                        2,595,772      1,994,571       (425,904)     1,371,212       (857,716)
                                                 ------------   ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions (Note 2):
Net realized loss on investments
and foreign currency transactions                  (4,976,396)    (7,805,613)   (27,055,645)   (17,943,080)    (1,931,995)
Net unrealized appreciation of investments
and foreign currency transactions                  27,102,984     27,059,981     94,207,242     97,389,824     18,163,770
                                                 ------------   ------------   ------------   ------------   ------------
Net gain on investments and foreign
currency transactions                              22,126,588     19,254,368     67,151,597     79,446,744     16,231,775
                                                 ------------   ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting
from Operations                                  $ 24,722,360   $ 21,248,939   $ 66,725,693   $ 80,817,956   $ 15,374,059
                                                 ============   ============   ============   ============   ============

See notes to financial statements




----------------------------------------------------------------------------------------------------------
                                                      MID-CAP        SPECIAL        FOCUSED
                                                  OPPORTUNITY     SITUATIONS         EQUITY         GLOBAL
----------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                         $ 1,618,807      $ 771,872      $ 871,104    $ 3,437,137+
Interest                                               82,414         92,729          9,228        106,875
                                                 ------------   ------------   ------------   ------------
Total income                                        1,701,221        864,601        880,332      3,544,012
                                                 ------------   ------------   ------------   ------------
Expenses (Notes 1 and 3):
Advisory fees                                       1,838,321      1,627,372        402,930      1,977,356
Distribution plan expenses - Class A                  468,432        434,358        131,279        549,612
Distribution plan expenses - Class B                  289,348        179,517         99,643        145,314
Shareholder servicing costs                         1,043,119      1,007,098        403,246        898,096
Professional fees                                      39,680         51,693         29,768         61,037
Custodian fees and expenses                            44,393         38,672          7,829        242,668
Reports and notices to shareholders                    51,122         45,322         18,730         43,676
Other expenses                                         66,447         67,150         42,688         97,768
                                                 ------------   ------------   ------------   ------------
Total expenses                                      3,840,862      3,451,182      1,136,113      4,015,527
Less: Expenses waived or assumed                     (450,229)      (406,839)            --             --
Custodian fees paid indirectly                         (4,934)        (4,999)          (399)            --
                                                 ------------   ------------   ------------   ------------
Net expenses                                        3,385,699      3,039,344      1,135,714      4,015,527
                                                 ------------   ------------   ------------   ------------
Net investment loss                                (1,684,478)    (2,174,743)      (255,382)      (471,515)
                                                 ------------   ------------   ------------   ------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions (Note 2):
Net realized loss on investments
and foreign currency transactions                  (9,144,785)    (8,547,634)    (3,672,111)    (3,393,379)
Net unrealized appreciation of investments
and foreign currency transactions                  47,400,847     46,021,471     15,896,024     42,419,475
                                                 ------------   ------------   ------------   ------------
Net gain on investments and foreign
currency transactions                              38,256,062     37,473,837     12,223,913     39,026,096
                                                 ------------   ------------   ------------   ------------
Net Increase in Net Assets Resulting
from Operations                                  $ 36,571,584   $ 35,299,094   $ 11,968,531   $ 38,554,581
                                                 ============   ============   ============   ============
+ Net of $225,124 foreign taxes withheld


See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------------------------------
                                                                                  TOTAL RETURN                          VALUE
                                                                   ---------------------------    ---------------------------
Year Ended September 30                                                    2003           2002            2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                               $ 2,595,772    $ 2,851,444     $ 1,994,571    $ 2,945,043
Net realized loss on investments                                     (4,976,396)   (20,243,131)     (7,805,613)   (32,034,106)
Net unrealized appreciation (depreciation) of investments            27,102,984     (2,770,088)     27,059,981    (16,263,927)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                                      24,722,360    (20,161,775)     21,248,939    (45,352,990)
                                                                   ------------   ------------    ------------   ------------
Dividends to Shareholders
Net investment income - Class A                                      (2,745,536)    (3,524,751)     (1,748,084)    (3,306,501)
Net investment income - Class B                                        (285,333)      (384,662)       (160,660)      (358,798)
                                                                   ------------   ------------    ------------   ------------
Total dividends                                                      (3,030,869)    (3,909,413)     (1,908,744)    (3,665,299)
                                                                   ------------   ------------    ------------   ------------
Share Transactions*
Class A:
Proceeds from shares sold                                            49,222,767     47,109,096      26,361,060     19,351,842
Reinvestment of dividends                                             2,709,146      3,479,555       1,695,885      3,201,638
Cost of shares redeemed                                             (23,367,193)   (21,600,042)    (18,006,487)   (30,143,386)
                                                                   ------------   ------------    ------------   ------------
                                                                     28,564,720     28,988,609      10,050,458     (7,589,906)
                                                                   ------------   ------------    ------------   ------------
Class B:
Proceeds from shares sold                                             7,886,210      9,055,492       3,447,342      3,119,066
Reinvestment of dividends                                               283,519        381,823         159,358        355,692
Cost of shares redeemed                                              (4,531,666)    (3,453,983)     (4,191,112)    (5,642,600)
                                                                   ------------   ------------    ------------   ------------
                                                                      3,638,063      5,983,332       (584,412)     (2,167,842)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) from share transactions                      32,202,783     34,971,941       9,466,046     (9,757,748)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in net assets                                53,894,274     10,900,753      28,806,241    (58,776,037)

Net Assets
Beginning of year                                                   151,239,299    140,338,546     115,888,011    174,664,048
                                                                   ------------   ------------    ------------   ------------
End of year+                                                       $205,133,573   $151,239,299    $144,694,252   $115,888,011
                                                                   ============   ============    ============   ============
+ Includes undistributed net investment income (deficit) of        $   (312,490)  $   (133,428)   $     85,827   $         --
                                                                   ============   ============    ============   ============
*Shares Issued and Redeemed
Class A:
Sold                                                                  4,332,265      3,874,583       5,561,598      3,486,645
Issued for dividends reinvested                                         239,990        292,226         364,982        601,857
Redeemed                                                             (2,092,115)    (1,802,398)     (3,944,699)    (5,859,107)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in Class A shares outstanding                 2,480,140      2,364,411       1,981,881     (1,770,605)
                                                                   ============   ============    ============   ============
Class B:
Sold                                                                    705,304        752,499         736,536        568,875
Issued for dividends reinvested                                          25,554         32,487          35,022         68,207
Redeemed                                                               (414,061)      (294,160)       (931,856)    (1,128,854)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in Class B shares outstanding                   316,797        490,826        (160,298)      (491,772)
                                                                   ============   ============    ============   ============

See notes to financial statements




-----------------------------------------------------------------------------------------------------------------------------
                                                                                     BLUE CHIP                GROWTH & INCOME
                                                                   ---------------------------    ---------------------------
Year Ended September 30                                                    2003           2002            2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)                                         $ (425,904)  $ (1,405,872)    $ 1,371,212      $ 992,282
Net realized loss on investments                                    (27,055,645)   (81,240,970)    (17,943,080)   (56,611,011)
Net unrealized appreciation (depreciation) of investments            94,207,242    (45,093,716)     97,389,824    (46,180,827)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                                      66,725,693   (127,740,558)     80,817,956   (101,799,556)
                                                                   ------------   ------------    ------------   ------------
Dividends to Shareholders
Net investment income - Class A                                              --             --      (1,561,227)    (1,687,661)
Net investment income - Class B                                              --             --              --             --
                                                                   ------------   ------------    ------------   ------------
Total dividends                                                              --             --      (1,561,227)    (1,687,661)
                                                                   ------------   ------------    ------------   ------------
Share Transactions*
Class A:
Proceeds from shares sold                                            53,450,998     73,492,383      69,467,305     79,715,266
Reinvestment of dividends                                                    --             --       1,545,811      1,664,228
Cost of shares redeemed                                             (60,801,572)   (77,168,241)    (55,627,119)  (61,106,341)
                                                                   ------------   ------------    ------------   ------------
                                                                     (7,350,574)    (3,675,858)     15,385,997     20,273,153
                                                                   ------------   ------------    ------------   ------------
Class B:
Proceeds from shares sold                                             8,941,786     13,297,345      11,899,634     14,340,579
Reinvestment of dividends                                                    --             --              --             --
Cost of shares redeemed                                             (12,841,105)   (14,136,139)    (14,006,947)  (13,128,084)
                                                                   ------------   ------------    ------------   ------------
                                                                     (3,899,319)      (838,794)     (2,107,313)     1,212,495
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) from share transactions                     (11,249,893)    (4,514,652)     13,278,684     21,485,648
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in net assets                                55,475,800   (132,255,210)     92,535,413    (82,001,569)

Net Assets
Beginning of year                                                   389,867,731    522,122,941     383,723,679    465,725,248
                                                                   ------------   ------------    ------------   ------------
End of year+                                                       $445,343,531   $389,867,731    $476,259,092   $383,723,679
                                                                   ============   ============    ============   ============
+ Includes undistributed net investment income of                  $         --   $         --    $         --   $    185,829
                                                                   ============   ============    ============   ============
*Shares Issued and Redeemed
Class A:
Sold                                                                  3,344,515      3,868,107       7,092,953      7,143,441
Issued for dividends reinvested                                              --             --         160,200        151,337
Redeemed                                                             (3,864,778)    (4,236,481)     (5,818,365)    (5,614,209)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in Class A shares outstanding                  (520,263)      (368,374)      1,434,788      1,680,569
                                                                   ============   ============    ============   ============
Class B:
Sold                                                                    588,924        726,898       1,263,648      1,326,517
Issued for dividends reinvested                                              --            --               --             --
Redeemed                                                               (860,901)      (825,805)     (1,523,474)    (1,273,522)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in Class B shares outstanding                  (271,977)       (98,907)       (259,826)        52,995
                                                                   ============   ============    ============   ============

See notes to financial statements




-----------------------------------------------------------------------------------------------------------------------------
                                                                                ALL-CAP GROWTH            MID-CAP OPPORTUNITY
                                                                   ---------------------------    ---------------------------
Year Ended September 30                                                    2003           2002            2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment loss                                                 $  (857,716)    $ (639,761)   $ (1,684,478)  $ (1,519,592)
Net realized loss on investments                                     (1,931,995)   (11,337,921)     (9,144,785)    (9,885,390)
Net unrealized appreciation (depreciation) of investments            18,163,770     (1,137,275)     47,400,847    (10,921,849)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                                      15,374,059    (13,114,957)     36,571,584    (22,326,831)
                                                                   ------------   ------------    ------------   ------------
Share Transactions*
Class A:
Proceeds from shares sold                                            27,790,360     25,004,666      51,795,794     59,312,255
Cost of shares redeemed                                              (7,697,061)    (5,728,146)    (21,887,533)   (18,410,031)
                                                                   ------------   ------------    ------------   ------------
                                                                     20,093,299     19,276,520      29,908,261     40,902,224
                                                                   ------------   ------------    ------------   ------------
Class B:
Proceeds from shares sold                                             4,175,360      4,295,754       7,921,873     10,541,423
Cost of shares redeemed                                              (1,410,633)      (964,150)     (4,116,563)    (3,671,709)
                                                                   ------------   ------------    ------------   ------------
                                                                      2,764,727      3,331,604       3,805,310      6,869,714
                                                                   ------------   ------------    ------------   ------------
Net increase from share transactions                                 22,858,026     22,608,124      33,713,571     47,771,938
                                                                   ------------   ------------    ------------   ------------
Net increase in net assets                                           38,232,085      9,493,167      70,285,155     25,445,107

Net Assets
Beginning of year                                                    52,261,120     42,767,953     156,334,442    130,889,335
                                                                   ------------   ------------    ------------   ------------
End of year                                                        $ 90,493,205   $ 52,261,120    $226,619,597   $156,334,442
                                                                   ============   ============    ============   ============
*Shares Issued and Redeemed
Class A:
Sold                                                                  4,464,318      3,669,658       3,001,097      3,121,193
Redeemed                                                             (1,288,511)      (878,543)     (1,294,434)      (977,470)
                                                                   ------------   ------------    ------------   ------------
Net increase in Class A shares outstanding                            3,175,807      2,791,115       1,706,663      2,143,723
                                                                   ============   ============    ============   ============
Class B:
Sold                                                                    685,202        634,111         487,764        582,542
Redeemed                                                               (241,915)      (150,181)       (261,744)      (209,176)
                                                                   ------------   ------------    ------------   ------------
Net increase in Class B shares outstanding                              443,287        483,930         226,020        373,366
                                                                   ============   ============    ============   ============

See notes to financial statements




-----------------------------------------------------------------------------------------------------------------------------
                                                                            SPECIAL SITUATIONS                 FOCUSED EQUITY
                                                                   ---------------------------    ---------------------------
Year Ended September 30                                                    2003           2002            2003           2002
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment loss                                                $ (2,174,743)  $ (2,545,535)     $ (255,382)    $ (680,473)
Net realized loss on investments                                     (8,547,634)   (34,159,441)     (3,672,111)   (10,627,918)
Net unrealized appreciation (depreciation) of investments            46,021,471      5,148,967      15,896,024     (5,692,491)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                                      35,299,094    (31,556,009)     11,968,531    (17,000,882)
                                                                   ------------   ------------    ------------   ------------
Share Transactions*
Class A:
Proceeds from shares sold                                            21,524,779     25,895,900       7,578,453      9,353,360
Cost of shares redeemed                                             (21,840,556)   (24,129,486)     (7,332,359)    (8,989,170)
                                                                   ------------   ------------    ------------   ------------
                                                                       (315,777)     1,766,414         246,094        364,190
                                                                   ------------   ------------    ------------   ------------
Class B:
Proceeds from shares sold                                             2,582,621      3,385,218       1,101,769      1,561,549
Cost of shares redeemed                                              (3,464,531)    (3,101,745)     (1,629,642)    (1,981,263)
                                                                   ------------   ------------    ------------   ------------
                                                                       (881,910)       283,473        (527,873)      (419,714)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) from share transactions                      (1,197,687)     2,049,887        (281,779)       (55,524)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in net assets                                34,101,407    (29,506,122)     11,686,752    (17,056,406)

Net Assets
Beginning of year                                                   155,259,177    184,765,299      46,988,096     64,044,502
                                                                   ------------   ------------    ------------   ------------
End of year                                                        $189,360,584   $155,259,177    $ 58,674,848   $ 46,988,096
                                                                   ============   ============    ============   ============
*Shares Issued and Redeemed
Class A:
Sold                                                                  1,599,285      1,642,904       1,128,365      1,179,890
Redeemed                                                             (1,660,681)    (1,565,088)     (1,112,790)    (1,190,449)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in Class A shares outstanding                   (61,396)        77,816          15,575        (10,559)
                                                                   ============   ============    ============   ============
Class B:
Sold                                                                    204,411        227,334         168,390        200,283
Redeemed                                                               (282,940)      (218,797)       (262,445)      (275,666)
                                                                   ------------   ------------    ------------   ------------
Net increase (decrease) in Class B shares outstanding                   (78,529)         8,537         (94,055)      (75,383)
                                                                   ============   ============    ============   ============

See notes to financial statements




----------------------------------------------------------------------------------------------
                                                                                        GLOBAL
                                                                   ---------------------------
Year Ended September 30                                                    2003           2002
----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment loss                                                $   (471,515)  $ (1,004,862)
Net realized loss on investments and
foreign currency transactions                                        (3,393,379)   (35,674,655)
Net unrealized appreciation (depreciation) of
investments and foreign currency transactions                        42,419,475     (5,935,660)
                                                                   ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                                      38,554,581    (42,615,177)
                                                                   ------------   ------------
Share Transactions*
Class A:
Proceeds from shares sold                                            13,212,580     18,958,509
Cost of shares redeemed                                             (30,106,459)   (40,395,353)
                                                                   ------------   ------------
                                                                    (16,893,879)   (21,436,844)
                                                                   ------------   ------------
Class B:
Proceeds from shares sold                                             1,392,241      2,070,558
Cost of shares redeemed                                              (3,012,650)    (3,187,216)
                                                                   ------------   ------------
                                                                     (1,620,409)    (1,116,658)
                                                                   ------------   ------------
Net decrease from share transactions                                (18,514,288)   (22,553,502)
                                                                   ------------   ------------
Net increase (decrease) in net assets                                20,040,293    (65,168,679)

Net Assets
Beginning of year                                                   187,316,349    252,485,028
                                                                   ------------   ------------
End of year                                                        $207,356,642   $187,316,349
                                                                   ============   ============
*Shares Issued and Redeemed
Class A:
Sold                                                                  2,823,401      3,496,720
Redeemed                                                             (6,467,613)    (7,558,621)
                                                                   ------------   ------------
Net decrease in Class A shares outstanding                           (3,644,212)    (4,061,901)
                                                                   ============   ============
Class B:
Sold                                                                    315,712        404,854
Redeemed                                                               (690,288)      (639,081)
                                                                   ------------   ------------
Net decrease in Class B shares outstanding                             (374,576)      (234,227)
                                                                   ============   ============


See notes to financial statements



Notes to Financial Statements
September 30, 2003

1. Significant Accounting Policies--First Investors Total Return Fund, First Investors Blue Chip Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund ("Series Fund"), a Massachusetts business trust; First Investors Value Fund (formerly Utilities Income), First Investors Growth & Income Fund, First Investors All-Cap Growth Fund, First Investors Mid-Cap Opportunity Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation; and First Investors Global Fund, Inc.
("Global Fund"), a Maryland corporation, are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies, with the exception of First Investors Focused Equity Fund, which is registered as a non-diversified series of the investment company. Each Fund accounts separately for the assets, liabilities, and operations of the Fund. Series Fund offers two additional series which are not included in this report. The objective of each Fund is as follows:

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Growth & Income Fund seeks long-term growth of capital and current income.

All-Cap Growth Fund seeks long-term growth of capital.

Mid-Cap Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

Focused Equity Fund seeks capital appreciation.

Global Fund primarily seeks long-term capital growth and secondarily a reasonable level of current income.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's Board of Directors/Trustees. The pricing service



Notes to Financial Statements (continued)
September 30, 2003

considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted the Fund's Board of Directors/Trustees. At September 30, 2003, the Special Situations Fund held three securities that were fair valued by its Valuation Committee with an aggregate value of $1,197,552 representing .6% of the Fund's net assets and the Global Fund held one security that was fair valued by its Valuation Committee with an aggregate value of $143 representing 0% of the Fund's net assets. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

At September 30, 2003, capital loss carryovers were as follows:

                                        Year Capital Loss Carryovers Expire
                      --------------------------------------------------------------------
Fund                         Total          2008          2009          2010          2011
----                  ------------  ------------  ------------  ------------  ------------
Total Return          $ 29,077,042    $       --   $ 1,458,508   $ 8,515,512   $19,103,022
Value                   59,815,391            --     5,196,775    18,257,137    36,361,479
Blue Chip              139,836,318            --     9,527,196    61,121,583    69,187,539
Growth & Income        110,774,808            --     5,645,569    40,308,647    64,820,592
All-Cap Growth          19,636,203            --            --     8,825,943    10,810,260
Mid-Cap Opportunity     24,445,332            --     1,528,251    16,230,216     6,686,865
Special Situations      81,944,473            --     1,713,617    54,184,676    26,046,180
Focused Equity          25,075,256       553,800    12,951,888     1,712,582     9,856,986
Global                  59,783,882            --     2,316,335    24,383,554    33,083,993

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Value Fund, Blue Chip Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of All-Cap Growth Fund, Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund and Series Fund II are allocated among and charged to the assets of each Fund in the Series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the All-Cap Growth Fund, Focused Equity Fund, and Global Fund are held by each Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Funds will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.



Notes to Financial Statements (continued)
September 30, 2003

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the year ended September 30, 2003, the Bank of New York, custodian for the Series Fund and Series Fund II, has provided total credits in the amount of $30,424 against custodian charges based on the uninvested cash balances of these Funds.

2. Security Transactions--For the year ended September 30, 2003, purchases and sales of securities and long-term U.S. Government obligations
(excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

                                                          Long-Term U.S.
                              Securities              Government Obligations
                     ---------------------------   ---------------------------
                          Cost of       Proceeds        Cost of       Proceeds
Fund                    Purchases     from Sales      Purchases     from Sales
----                 ------------   ------------   ------------   ------------
Total Return         $160,077,699   $115,867,085     $8,893,441    $16,870,581
Value                 112,400,743    103,979,389             --             --
Blue Chip             454,845,760    441,220,475             --             --
Growth & Income       331,044,430    285,993,856             --             --
All-Cap Growth        102,275,661     81,912,816             --             --
Mid-Cap Opportunity   104,376,648     65,472,951             --             --
Special Situations    172,992,635    173,664,689             --             --
Focused Equity         25,962,289     26,747,456             --             --
Global                211,542,128    224,019,525             --             --



At September 30, 2003 aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                                                         Net
                                          Gross         Gross     Unrealized
                        Aggregate    Unrealized    Unrealized   Appreciation
Fund                         Cost  Appreciation  Depreciation  (Depreciation)
----                 ------------  ------------  ------------   ------------
Total Return         $184,786,214   $20,749,215    $2,848,185    $17,901,030
Value                 131,510,042    15,094,916     2,316,582     12,778,334
Blue Chip             379,543,919    68,497,323     5,836,268     62,661,055
Growth & Income       410,992,287    73,658,911     9,896,476     63,762,435
All-Cap Growth         79,901,270    11,169,840     1,035,456     10,134,384
Mid-Cap Opportunity   198,763,291    36,878,978     9,101,241     27,777,737
Special Situations    147,504,909    47,127,232     3,330,408     43,796,824
Focused Equity         59,505,544    4,461,642      5,374,125       (912,483)
Global                181,556,296    29,510,642     4,039,103     25,471,539

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank, ("FIFSB"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended September 30, 2003, total directors/trustees fees accrued by the Funds amounted to $87,750.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

Total Return, Blue Chip, Mid-Cap Opportunity and Special Situations Funds-- 1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets for the year ended September 30, 2003.

Value, Growth & Income, All-Cap Growth and Focused Equity Funds-- .75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million.



Notes to Financial Statements (continued)
September 30, 2003

Global Fund--1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million.

For the year ended September 30, 2003, total advisory fees accrued to FIMCO by the Funds were $15,774,291 of which $1,788,296 was waived. In addition, FIMCO assumed $10,686 of the All-Cap Growth Fund's expenses.

FIMCO, pursuant to an expense limitation agreement, has agreed to reimburse the All-Cap Growth Fund for organizational expenses and other expenses incurred during the period ended September 30, 2001, to the extent necessary to limit the All-Cap Growth Fund's total expenses to 1.75% of the average daily net assets on the Class A shares and 2.45% of the average daily net assets on the Class B shares. FIMCO and the All-Cap Growth Fund have agreed that any expenses of the All-Cap Growth Fund reimbursed by FIMCO pursuant to this agreement shall be repaid to FIMCO by the All-Cap Growth Fund in the first, second, or third (or all) fiscal years following the period ended September 30, 2001, if the total expenses of the All-Cap Growth Fund for such year or years do not exceed 1.75% of the average daily net assets on Class A shares and 2.45% on the average daily net assets of Class B shares or any lower expense limitations to which FIMCO may otherwise agree. At September 30, 2001, the total organizational expenses and other expenses incurred in excess of the above stated limitations was $163,722. This amount is subject to recapture by FIMCO from the All-Cap Growth Fund based on the parameters discussed above.

For the year ended September 30, 2003, FIC, as underwriter, received $12,424,673 in commissions from the sale of shares of the Funds, after allowing $52,358 to other dealers. Shareholder servicing costs included $5,871,749 in transfer agent fees accrued to ADM and $2,034,417 in IRA custodian fees accrued to FIFSB.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended September 30, 2003, total distribution plan fees accrued to FIC by the Funds amounted to $7,186,615.

Wellington Management Company, LLP ("Wellington") serves as investment subadviser to All-Cap Growth Fund, Focused Equity Fund and Global Fund. The subadviser is paid by FIMCO and not by the Funds.



4. Forward Currency Contracts--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When a Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Global Fund had the following forward currency contracts outstanding at September 30, 2003:

Contracts to Buy                                                Unrealized
Foreign Currency              In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  ----------
   447,405  British Pound        US$  742,424      10/1/03       US$   895
   539,375  Malaysia Ringgit          141,941      10/1/03              --
 1,667,682  Swiss Franc             1,240,493      10/1/03          22,328
   428,995  Euro                      499,883      10/3/03            (296)
22,022,799  Japanese Yen              199,397      10/3/03          (2,263)
   623,300  Swiss Franc               471,390      10/3/03             593
                              ---------------                   ----------
                                   $3,295,528                      $21,257
                              ===============                   ----------

Contracts to Sell                                               Unrealized
Foreign Currency              In Exchange for  Settlement Date     Loss
----------------------------  ---------------  ---------------  ----------
 1,785,752  Canadian Dollar      US$1,319,164      10/1/03       US$(4,155)
 1,439,463  Euro                    1,649,150      10/1/03         (27,177)
44,424,266  Japanese Yen              394,210      10/1/03          (3,447)
   287,420  Euro                      333,178      10/2/03          (1,538)
                              ---------------                   ----------
                                   $3,695,702                     ($36,317)
                              ===============                   ----------

Net Unrealized Loss on Forward Currency Contracts                 ($15,060)
                                                                ==========

5. Capital--Each Fund sells two classes of shares, Class A and B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other class



Notes to Financial Statements (continued)
September 30, 2003

expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The Series Fund has established an unlimited number of shares of beneficial interest for both Class A and Class B shares. Of the 100,000,000 shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B for each Fund. Of the 100,000,000 Global Fund shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.

6. Restricted Securities-- Certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2003, Total Return Fund held three restricted securities with a value of $1,869,157 representing .9% of the Fund's net assets, and Special Situations Fund held three restricted securities with a value of $1,197,552 representing .6% of the Fund's net assets. These securities are valued as set forth in Note 1A.

7. Tax Components of Capital and Distributions to Shareholders--The tax character of distributions declared for the years ended September 30, 2003 and 2002 were as follows:

                                   Distributions      Distributions
                                        Declared           Declared
                                   in 2003 from:      in 2002 from:
                                  --------------     --------------
                                        Ordinary           Ordinary
Fund                                      Income             Income
----                              --------------     --------------
Total Return                         $ 3,030,869        $ 3,909,413
Value                                  1,908,744          3,665,299
Blue Chip                                     --                 --
Growth & Income                        1,561,227          1,687,661
All-Cap Growth                                --                 --
Mid-Cap Opportunity                           --                 --
Special Situations                            --                 --
Focused Equity                                --                 --
Global                                        --                 --



As of September 30, 2003, the components of distributable earnings (deficit) on a tax basis were:

                                        Total
                 Undistributed        Capital     Unrealized          Total
                      Ordinary           Loss   Appreciation    Accumulated
Fund                    Income      Carryover  (Depreciation)       Deficit
----              ------------   ------------   ------------   ------------
Total Return           $12,475  $ (29,077,042)   $16,762,292   $(12,302,275)
Value                   85,827    (59,815,391)     8,740,415    (50,989,149)
Blue Chip                   --   (139,836,318)    48,112,261    (91,724,057)
Growth & Income             --   (110,774,808)    60,873,100    (49,901,708)
All-Cap Growth              --    (19,636,203)     8,596,889    (11,039,314)
Mid-Cap Opportunity         --    (24,445,332)    19,553,442     (4,891,890)
Special Situations          --    (81,944,473)    38,607,849    (43,336,624)
Focused Equity              --    (25,075,256)    (4,194,798)   (29,270,054)
Global                      --    (59,783,882)    25,118,655    (34,665,227)



Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended
September 30, except as otherwise indicated.

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      Income    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1999             $14.27       $ .29         $ 1.26       $1.55       $ .30       $1.18          $1.48
2000              14.34         .31           2.29        2.60         .27         .40            .67
2001              16.27         .26          (2.86)      (2.60)        .32        1.07           1.39
2002++            12.28         .22          (1.59)      (1.37)        .32          --            .32
2003              10.59         .20           1.44        1.64         .21          --            .21

Class B
-------
1999              14.13         .21           1.22        1.43         .21        1.18           1.39
2000              14.17         .21           2.24        2.45         .17         .40            .57
2001              16.05         .18          (2.84)      (2.66)        .21        1.07           1.28
2002++            12.11         .15          (1.59)      (1.44)        .21          --            .21
2003              10.46         .09           1.44        1.53         .13          --            .13
-----------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
1999             $ 7.62       $ .13         $  .74      $  .87       $ .13       $ .37          $ .50
2000               7.99         .13           1.21        1.34         .13         .60            .73
2001               8.60         .10          (2.10)      (2.00)        .11         .56            .67
2002++             5.93         .11          (1.65)      (1.54)        .13          --            .13
2003               4.26         .08            .73         .81         .08          --            .08

Class B
-------
1999               7.53         .08            .72         .80         .08         .37            .45
2000               7.88         .08           1.18        1.26         .07         .60            .67
2001               8.47         .06          (2.07)      (2.01)        .06         .56            .62
2002++             5.84         .07          (1.63)      (1.56)        .08          --            .08
2003               4.20         .05            .71         .76         .04          --            .04
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses      Income    Expenses      Income        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
-----------------
Class A
-------
1999              $14.34     11.50         $ 92        1.40        2.08        1.63        1.85         127
2000               16.27     18.67          120        1.33        2.00        1.58        1.75         118
2001               12.28    (17.31)         121        1.37        2.02        1.62        1.77         130
2002++             10.59    (11.44)         129        1.47        1.91        1.72        1.66         185
2003               12.02     15.58          177        1.52        1.72        1.77        1.47          80

Class B
-------
1999               14.17     10.72            9        2.10        1.38        2.33        1.15         127
2000               16.05     17.79           16        2.03        1.30        2.28        1.05         118
2001               12.11    (17.82)          19        2.07        1.32        2.32        1.07         130
2002++             10.46    (12.09)          22        2.17        1.21        2.42         .96         185
2003               11.86     14.71           28        2.22        1.02        2.47         .77          80

-----------------------------------------------------------------------------------------------------------
VALUE FUND+++
-----------------
Class A
-------
1999              $ 7.99     11.99         $145        1.37        1.69         N/A         N/A          65
2000                8.60     17.58          187        1.31        1.57         N/A         N/A          46
2001                5.93    (24.98)         149        1.37        1.47         N/A         N/A          51
2002++              4.26    (26.34)          99        1.51        1.93         N/A         N/A          40
2003                4.99     19.04          126        1.67        1.69         N/A         N/A         198

Class B
-------
1999                7.88     11.13           21        2.07         .99         N/A         N/A          65
2000                8.47     16.77           32        2.01         .87         N/A         N/A          46
2001                5.84    (25.46)          26        2.07         .77         N/A         N/A          51
2002++              4.20    (26.94)          17        2.21        1.23         N/A         N/A          40
2003                4.92     18.26           19        2.37         .99         N/A         N/A         198
-----------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset         Net   Net Realized
                 Value,  Investment and Unrealized  Total from         Net         Net
              Beginning      Income Gain (Loss) on  Investment  Investment    Realized          Total
              of Period      (Loss)    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
1999             $22.46       $  --         $ 5.46      $ 5.46        $.02       $ .75          $ .77
2000              27.15        (.09)          5.68        5.59          --        1.65           1.65
2001              31.09          --          (8.64)      (8.64)        .01        3.30           3.31
2002              19.14        (.03)         (4.55)      (4.58)         --          --             --
2003              14.56          --           2.58        2.58          --          --             --

Class B
-------
1999              22.15        (.14)          5.35        5.21          --         .75            .75
2000              26.61        (.25)          5.50        5.25          --        1.65           1.65
2001              30.21        (.16)         (8.33)      (8.49)         --        3.30           3.30
2002              18.42        (.16)         (4.35)      (4.51)         --          --             --
2003              13.91        (.11)          2.46        2.35          --          --             --
-------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1999             $12.31       $ .04         $ 2.88      $ 2.92        $.05       $  --          $ .05
2000              15.18         .01           2.98        2.99         .01        1.55           1.56
2001              16.61         .06          (3.99)      (3.93)        .03        1.49           1.52
2002++            11.16         .03          (2.31)      (2.28)        .05          --            .05
2003               8.83         .04           1.85        1.89         .04          --            .04

Class B
-------
1999              12.14        (.04)          2.80        2.76          --          --             --
2000              14.90        (.08)          2.90        2.82          --        1.55           1.55
2001              16.17        (.01)         (3.88)      (3.89)         --        1.49           1.49
2002++            10.79        (.04)         (2.24)      (2.28)         --          --             --
2003               8.51        (.03)          1.78        1.75          --          --             --
-------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
                                                                    Net                     Net
               Net Asset                                     Investment              Investment   Portfolio
                  Value,     Total    Net Assets                 Income                  Income    Turnover
                  End of   Return* End of Period   Expenses      (Loss)    Expenses      (Loss)        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
--------------------
Class A
-------
1999              $27.15     24.88          $471       1.32         .01        1.41        (.08)         97
2000               31.09     21.49           615       1.27        (.31)       1.34        (.38)        125
2001               19.14    (30.88)          445       1.35        (.02)       1.43        (.10)        117
2002               14.56    (23.93)          333       1.48        (.17)       1.58        (.27)        144
2003               17.14     17.72           383       1.56          --        1.68        (.12)        111

Class B
-------
1999               26.61     24.07            70       2.02        (.69)       2.11        (.78)         97
2000               30.21     20.60           105       1.97       (1.01)       2.04       (1.08)        125
2001               18.42    (31.33)           78       2.05        (.72)       2.13        (.80)        117
2002               13.91    (24.48)           57       2.18        (.87)       2.28        (.97)        144
2003               16.26     16.90            62       2.26        (.70)       2.38        (.82)        111
-----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
--------------------
Class A
-------
1999              $15.18     23.75          $378       1.36         .29         N/A         N/A         112
2000               16.61     21.31           494       1.28         .05         N/A         N/A         142
2001               11.16    (25.91)          383       1.34         .47         N/A         N/A         168
2002++              8.83    (20.53)          318       1.46         .33         N/A         N/A         169
2003               10.68     21.49           400       1.52         .44         N/A         N/A          70

Class B
-------
1999               14.90     22.77            77       2.06        (.41)        N/A         N/A         112
2000               16.17     20.49           107       1.98        (.65)        N/A         N/A         142
2001               10.79    (26.38)           82       2.04        (.23)        N/A         N/A         168
2002++              8.51    (21.13)           65       2.16        (.37)        N/A         N/A         169
2003               10.26     20.56            76       2.22        (.26)        N/A         N/A          70
-----------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period        Loss    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)          $10.00       $(.05)        $(3.42)     $(3.47)       $ --        $ --           $ --
2002               6.53        (.06)         (1.14)      (1.20)         --          --             --
2003               5.33        (.06)          1.48        1.42          --          --             --

Class B
-------
2001(a)           10.00        (.08)         (3.43)      (3.51)         --          --             --
2002               6.49        (.10)         (1.13)      (1.23)         --          --             --
2003               5.26        (.09)          1.44        1.35          --          --             --
-----------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
1999             $14.53       $(.13)        $ 6.62      $ 6.49        $ --       $  --          $  --
2000              21.02        (.10)          8.02        7.92          --        2.28           2.28
2001              26.66        (.05)         (7.67)      (7.72)         --        1.30           1.30
2002              17.64        (.13)         (1.73)      (1.86)         --          --             --
2003              15.78        (.12)          3.52        3.40          --          --             --

Class B
-------
1999              14.17        (.23)          6.41        6.18          --          --             --
2000              20.35        (.20)          7.67        7.47          --        2.28           2.28
2001              25.54        (.18)         (7.32)      (7.50)         --        1.30           1.30
2002              16.74        (.24)         (1.63)      (1.87)         --          --             --
2003              14.87        (.23)          3.31        3.08          --          --             --
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses        Loss    Expenses        Loss        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
ALL-CAP GROWTH FUND
-------------------
Class A
-------
2001(a)           $ 6.53    (34.70)         $ 35       1.75+       (.90)+      2.10+      (1.25)+        84
2002                5.33    (18.38)           44       1.75       (1.03)       1.98       (1.26)        138
2003                6.75     26.64            77       1.94       (1.15)       1.96       (1.17)        126

Class B
-------
2001(a)             6.49    (35.10)            8       2.45+      (1.60)+      2.80+      (1.95)+        84
2002                5.26    (18.95)            9       2.45       (1.73)       2.68       (1.96)        138
2003                6.61     25.67            14       2.64       (1.85)       2.66       (1.87)        126
-----------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND
------------------------
Class A
-------
1999              $21.02     44.67          $ 50       1.50        (.69)       1.77        (.96)        171
2000               26.66     41.41           120       1.42        (.52)       1.67        (.77)        180
2001               17.64    (30.34)          109       1.51        (.27)       1.76        (.52)        123
2002               15.78    (10.55)          131       1.70        (.82)       1.95       (1.07)        112
2003               19.18     21.55           192       1.73        (.80)       1.97       (1.04)         37

Class B
-------
1999               20.35     43.61             7       2.20       (1.39)       2.47       (1.66)        171
2000               25.54     40.46            24       2.12       (1.22)       2.37       (1.47)        180
2001               16.74    (30.84)           22       2.21        (.97)       2.46       (1.22)        123
2002               14.87    (11.17)           25       2.40       (1.52)       2.65       (1.77)        112
2003               17.95     20.71            35       2.43       (1.50)       2.67       (1.74)         37
-----------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS

-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period        Loss    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
1999             $17.83       $(.22)        $ 5.79      $ 5.57        $ --       $  --          $  --
2000              23.40        (.18)          9.81        9.63          --        1.21           1.21
2001              31.82        (.18)        (11.59)     (11.77)         --        4.89           4.89
2002              15.16        (.19)         (2.31)      (2.50)         --          --             --
2003              12.66        (.17)          3.14        2.97          --          --             --

Class B
-------
1999              17.34        (.36)          5.64        5.28          --          --             --
2000              22.62        (.33)          9.38        9.05          --        1.21           1.21
2001              30.46        (.29)        (11.00)     (11.29)         --        4.89           4.89
2002              14.28        (.29)         (2.15)      (2.44)         --          --             --
2003              11.84        (.25)          2.93        2.68          --          --             --
-----------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(b)          $10.00       $(.04)        $  .92      $  .88        $ --       $  --           $ --
2000              10.88        (.08)          (.42)       (.50)         --          --             --
2001              10.38        (.03)         (2.63)      (2.66)         --          --             --
2002               7.72        (.07)         (1.92)      (1.99)         --          --             --
2003               5.73        (.02)          1.52        1.50          --          --             --

Class B
-------
1999(b)           10.00        (.06)           .90         .84          --          --             --
2000              10.84        (.15)          (.43)       (.58)         --          --             --
2001              10.26        (.09)         (2.59)      (2.68)         --          --             --
2002               7.58        (.13)         (1.86)      (1.99)         --          --             --
2003               5.59        (.07)          1.48        1.41          --          --             --
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses        Loss    Expenses        Loss        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
--------------------------
Class A
-------
1999              $23.40     31.24          $186       1.53        (.97)       1.76       (1.20)        132
2000               31.82     43.07           276       1.41        (.68)       1.60        (.87)        161
2001               15.16    (42.86)          164       1.54        (.94)       1.75       (1.15)        183
2002               12.66    (16.49)          138       1.69       (1.24)       1.93       (1.48)        153
2003               15.63     23.46           169       1.80       (1.26)       2.05       (1.51)        111

Class B
-------
1999               22.62     30.45            20       2.23       (1.67)       2.46       (1.90)        132
2000               30.46     41.94            34       2.11       (1.38)       2.30       (1.57)        161
2001               14.28    (43.26)           21       2.24       (1.64)       2.45       (1.85)        183
2002               11.84    (17.09)           18       2.39       (1.94)       2.63       (2.18)        153
2003               14.52     22.63            20       2.50       (1.96)       2.75       (2.21)        111
-----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
-------------------
Class A
-------
1999(b)           $10.88      8.80          $ 59       1.75+       (.93)+      1.90+      (1.08)+        57
2000               10.38     (4.60)           75       1.62        (.76)       1.52        (.66)        178
2001                7.72    (25.63)           51       1.75        (.35)        N/A         N/A         240
2002                5.73    (25.78)           38       1.83        (.90)        N/A         N/A         150
2003                7.23     26.18            48       1.99        (.35)        N/A         N/A          49

Class B
-------
1999(b)            10.84      8.40            14       2.45+      (1.63)+      2.60+      (1.78)+        57
2000               10.26     (5.35)           18       2.32       (1.46)       2.22       (1.36)        178
2001                7.58    (26.12)           13       2.45       (1.05)        N/A         N/A         240
2002                5.59    (26.25)            9       2.53       (1.60)        N/A         N/A         150
2003                7.00     25.22            11       2.69       (1.05)        N/A         N/A          49
-----------------------------------------------------------------------------------------------------------



Financial Highlights (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------
                                              P E R  S H A R E  D A T A
             ----------------------------------------------------------------------------------------
                                                                 Less Distributions
                                    Investment Operations                 from
                         -------------------------------------  ----------------------
              Net Asset               Net Realized
                 Value,         Net and Unrealized  Total from         Net         Net
              Beginning  Investment Gain (Loss) on  Investment  Investment    Realized          Total
              of Period        Loss    Investments  Operations      Income        Gain  Distributions
-----------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1999             $ 6.33       $  --         $ 1.86      $ 1.86        $ --       $ .08          $ .08
2000               8.11        (.02)           .91         .89          --         .89            .89
2001               8.11        (.01)         (2.13)      (2.14)         --         .76            .76
2002               5.21        (.01)          (.96)       (.97)         --          --             --
2003               4.24        (.01)           .93         .92          --          --             --

Class B
-------
1999               6.19        (.04)          1.81        1.77          --         .08            .08
2000               7.88        (.07)           .88         .81          --         .89            .89
2001               7.80        (.06)         (2.03)      (2.09)         --         .76            .76
2002               4.95          --           (.95)       (.95)         --          --             --
2003               4.00        (.04)           .88         .84          --          --             --
-----------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
                                            R A T I O S / S U P P L E M E N T A L  D A T A
------------------------   --------------------------------------------------------------------------------
                                                                           Ratio to Average Net
                                                   Ratio to Average Net  Assets Before Expenses
                                                               Assets**       Waived or Assumed
                                                   --------------------  ----------------------
               Net Asset                                            Net                     Net   Portfolio
                  Value,     Total    Net Assets             Investment              Investment    Turnover
                  End of   Return* End of Period   Expenses        Loss    Expenses        Loss        Rate
                  Period       (%) (in millions)        (%)         (%)         (%)         (%)         (%)
-----------------------------------------------------------------------------------------------------------
GLOBAL FUND
-----------
Class A
-------
1999              $ 8.11     29.63          $316       1.72        (.03)        N/A         N/A          92
2000                8.11     11.73           350       1.65        (.26)        N/A         N/A         102
2001                5.21    (28.87)          234       1.77        (.21)        N/A         N/A         116
2002                4.24    (18.62)          173       1.87        (.35)        N/A         N/A         125
2003                5.16     21.70           192       1.98        (.19)        N/A         N/A         112

Class B
-------
1999                7.88     28.78            18       2.42        (.73)        N/A         N/A          92
2000                7.80     10.99            26       2.35        (.96)        N/A         N/A         102
2001                4.95    (29.42)           18       2.47        (.91)        N/A         N/A         116
2002                4.00    (19.19)           14       2.57       (1.05)        N/A         N/A         125
2003                4.84     21.00            15       2.68        (.89)        N/A         N/A         112
-----------------------------------------------------------------------------------------------------------

  * Calculated without sales charges.
 ** Net of expenses waived or assumed by the investment adviser (Note 3).
  + Annualized
 ++ Prior to October 1, 2001, the Total Return Fund, Growth & Income
    Fund, and Value Fund did not amortize premiums on debt securities. The per share data and ratios prior to 2001 have not been restated. The cumulative effect of this accounting change had no impact on total net assets of the Funds.
+++ Prior to December 31, 2002, known as Utilities Income Fund.
(a) For the period October 25, 2000 (commencement of operations) to
    September 30, 2001.
(b) For the period March 22, 1999 (commencement of operations) to
    September 30, 1999.

See notes to financial statements




Independent Auditors' Report

To the Shareholders and Boards of Directors/Trustees of First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Blue Chip Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Series Fund), the All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund and Value Fund (formerly Utilities Income
Fund) (each a series of First Investors Series Fund II, Inc.), and First Investors Global Fund, Inc. as of September 30, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blue Chip Fund, Special Situations Fund, Total Return Fund, All-Cap Growth Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund, Value Fund, and Global Fund as of September 30, 2003, and the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                        Tait, Weller & Baker

Philadelphia, Pennsylvania
November 3, 2003



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

FIRST INVESTORS EQUITY FUNDS
Directors/Trustees and Officers*

                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Date of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                  DISINTERESTED DIRECTORS/TRUSTEES

Robert M. Grohol 1/16/1932    Director/Trustee         None/Retired             50              None
c/o First Investors           since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed  3/19/1922        Director/Trustee         None/Retired             50              None
c/o First Investors           since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein 6/14/1921  Director/Trustee         None/Retired             50              None
c/o First Investors           since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  10/17/1932  Director/Trustee         Owner                    50              None
c/o First Investors           since 1/19/95            Hampton
Management Company, Inc.                               Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth 7/5/1929  Director/Trustee         None/Retired             50              None
217 Upland Downs Road         since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005



                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Date of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                            INTERESTED DIRECTORS/TRUSTEES**

Glenn O. Head  8/16/1925      Director/Trustee         Chairman of              50              None
c/o First Investors           since 1968               First Investors
Management Company, Inc.                               Corporation,
95 Wall Street                                         Chairman of
New York, NY 10005                                     First Investors
                                                       Consolidated
                                                       Corporation,
                                                       Chairman of
                                                       First Investors
                                                       Management
                                                       Company, Inc.,
                                                       Chairman of
                                                       Administrative Data
                                                       Management Corp.,
                                                       and officer of
                                                       other affiliated
                                                       companies***

Kathryn S. Head  12/31/1955   Director/Trustee         Vice President           50              None
c/o First Investors           since 3/17/94            of First Investors
Management Company, Inc.                               Corporation,
581 Main Street               President                President of
Woodbridge, NJ 07095          since 11/15/01           First Investors
                                                       Consolidated
                                                       Corporation,
                                                       President of
                                                       First Investors
                                                       Management
                                                       Company, Inc.,
                                                       President of
                                                       Administrative Data
                                                       Management Corp.,
                                                       Chairman of
                                                       First Investors
                                                       Federal Savings
                                                       Bank and
                                                       officer of
                                                       other affiliated
                                                       companies***



FIRST INVESTORS EQUITY FUNDS
Directors/Trustees and Officers* (continued)

                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Date of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                   INTERESTED DIRECTORS/TRUSTEES (continued)

Larry R. Lavoie  9/12/1947    Director/Trustee         General Counsel          50              None
c/o First Investors           since 9/17/98            First Investors
Management Company, Inc.                               Corporation
95 Wall Street                                         and other
New York, NY 10005                                     affiliated
                                                       companies***

John T. Sullivan  1/18/1932   Director/Trustee         Of Counsel               50              None
c/o First Investors           since 9/20/79            Hawkins,
Management Company, Inc.                               Delafield &
95 Wall Street                                         Wood; Director
New York, NY 10005                                     and Chairman
                                                       of Executive
                                                       Committee of
                                                       First Investors
                                                       Corporation

  * Each Director/Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Mr. Head and Ms. Head are interested directors/trustees because
    (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds, and (c) they are officers of the Funds. Ms. Head is the daughter of Mr. Head. Mr. Lavoie is an interested director/trustee of the Funds because he indirectly owns securities issued by and is an officer of the adviser and principal underwriter of the Funds. Mr. Sullivan is an interested director/trustee because he is a director and Chairman of the Executive Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First Investors
    Leverage Corporation, Route 33 Realty Corporation, First Investors
    Credit Funding Corporation, N.A.K. Realty Corporation, Real Property
    Development Corporation, School Financial Management Services, Inc.,
    First Investors Federal Savings Bank, First Investors Credit
    Corporation and First Investors Resources, Inc.



                                 Position(s)
                                 Held with              Principal                Number of       Other
                                 Funds and              Occupation(s)            Portfolios in   Trusteeships
Name, Date of Birth              Length of              During Past              Fund Complex    Directorships
and Address                      Service                5 Years                  Overseen        Held
-------------------              ------------------     ------------------       ------------    ------------

                                   OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES

Joseph I. Benedek  8/2/1957      Treasurer              Treasurer                50              None
c/o First Investors              since 1988             and Principal
Management Company, Inc.                                Accounting Officer
581 Main Street
Woodbridge, NJ 07095

Dennis T. Fitzpatrick 5/15/1958  Vice President         Portfolio Manager        2               None
c/o First Investors              Series Funs,           of First Investors
Management Company, Inc.         since 1998             Management
95 Wall Street                                          Company, Inc.
New York, NY 10005

George V. Ganter  5/29/1952      Vice President,        Portfolio Manager        2               None
c/o First Investors              Series Fund,           of First Investors
Management Company, Inc.         since 2000             Management
95 Wall Street                                          Company, Inc.
New York, NY 10005

Clark D. Wagner  2/25/1959       Vice President         Director of              27              None
c/o First Investors              Series Fund,           Fixed Income
Management Company, Inc.         since 1991             (previously Chief
95 Wall Street                                          Investment Officer)
New York, NY 10005                                      of First Investors
                                                        Management
                                                        Company, Inc.



FIRST INVESTORS EQUITY FUNDS

Shareholder Information
--------------------------------------------------
Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser (All-Cap Growth Fund, Focused
Equity Fund and Global Fund only)
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Custodian (Global Fund only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.




Item 2.  Code of Ethics - Filed herewith

The Board of Directors/Trustees of First Investors Funds ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert - Filed herewith

The Independent Director currently serving as the Audit Committee Financial Expert is Robert F. Wentworth.

The Board of Directors/Trustees of First Investors Funds ("Board") has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment Company Act of 1940. Specifically, the Board determined that Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial Reporting and Analysis, Controller, and Director of Business Planning. Mr. Wentworth also has many years experience serving on the Audit Committees of First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.

Item 4. Principal Accountant Fees and Services - Not applicable to this filing. Applicable to Annual Reports for fiscal years ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants - Not applicable

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies & Procedures for Closed-End Management Investment Companies - Not applicable for this filing

Item 8.  [Reserved]

Item 9.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits
(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  December 1, 2003


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  December 1, 2003